UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2013

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

SCHEDULE OF INVESTMENTS

DB-X 2010 TARGET DATE FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 17.4%
Basic Materials - 0.9%
Air Liquide S.A. (France)	29	$3,420
Anglo American PLC (United Kingdom)	139	3,864
BASF SE (Germany)	80	6,233
BHP Billiton Ltd. (Australia)	274	9,001
BHP Billiton PLC (United Kingdom)	167	4,870
Coeur d’Alene Mines Corp.*	50	1,150
Dow Chemical (The) Co.	116	3,400
E.I. du Pont de Nemours & Co.	137	6,816
Freeport-McMoRan Copper & Gold, Inc.	100	3,611
International Paper Co.	200	6,912
Linde AG (Germany)	17	2,684
Monsanto Co.	100	8,711
Rio Tinto Ltd. (Australia)	46	2,341
Rio Tinto PLC (United Kingdom)	123	5,344
Sherwin-Williams (The) Co.	100	14,307
Syngenta AG (Switzerland)	8	2,703
Xstrata PLC (United Kingdom)	191	2,889

		88,256

Communications - 1.6%
Amazon.com, Inc.*	33	8,192
Anixter International, Inc.	105	6,314
AT&T, Inc.	598	21,912
Bankrate, Inc.*	100	1,718
Brightcove, Inc.*	100	1,292
BT Group PLC, Class A (United Kingdom)	709	2,450
Centurylink, Inc.	100	4,226
Cisco Systems, Inc.	600	11,448
Comcast Corp., Class A	240	8,047
Consolidated Communications Holdings, Inc.	100	1,628
Corning, Inc.	156	1,870
Deutsche Telekom AG (Germany)	290	3,467
France Telecom S.A. (France)	197	2,730
Google, Inc., Class A*	19	13,017
Leap Wireless International, Inc.*	300	1,641
News Corp., Class A	165	3,859
Softbank Corp. (Japan)	100	4,074
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	574	5,374
Telefonica S.A. (Spain)	387	4,898
Thomson Reuters Corp. (Canada)	100	2,845
Time Warner, Inc.	123	5,111
Verizon Communications, Inc.	329	14,127
Vodafone Group PLC (United Kingdom)	3,915	11,286
Vonage Holdings Corp.*	1,000	2,140
Walt Disney (The) Co.	185	9,152

		152,818

Consumer, Cyclical - 1.8%
Arctic Cat, Inc.*	100	4,326
Ascena Retail Group, Inc.*	67	1,327
Bayerische Motoren Werke AG (Germany)	35	2,544
Cash America International, Inc.	100	3,882
Cie Financiere Richemont S.A. (Switzerland)*	54	3,319
Cinemark Holdings, Inc.	34	796
Compass Group PLC (United Kingdom)	241	2,714
CVS Caremark Corp.	227	10,340
Daimler AG (Germany)	84	4,129
Dana Holding Corp.	100	1,366
Dr Horton, Inc.	100	1,899
DTS, Inc.*	100	2,245
Ford Motor Co.	499	4,661
Gaylord Entertainment Co.*	100	4,054
GNC Holdings, Inc., Class A	100	3,885
Hennes & Mauritz AB, Class B (Sweden)	31	1,122
Honda Motor Co. Ltd. (Japan)	131	4,136
Inditex S.A. (Spain)	26	2,897
JetBlue Airways Corp.*	200	980
Kohl’s Corp.	134	6,995
Krispy Kreme Doughnuts, Inc.*	300	2,214
Las Vegas Sands Corp.	67	2,840
Lennar Corp., Class A	100	3,243

Life Time Fitness, Inc.*	100	4,748
Lions Gate Entertainment Corp. (Canada)*	100	1,478
Lowe’s Cos., Inc.	100	2,848
Maidenform Brands, Inc.*	100	2,219
MDC Holdings, Inc.	100	3,468
Men’s Wearhouse (The), Inc.	100	3,160
Mitsui & Co. Ltd. (Japan)	200	2,792
Nissan Motor Co. Ltd. (Japan)	300	2,797
Penske Automotive Group, Inc.	167	4,449
Red Robin Gourmet Burgers, Inc.*	100	3,101
Ross Stores, Inc.	100	6,919
Ruby Tuesday, Inc.*	300	2,028
Saks, Inc.*	167	1,962
Southwest Airlines Co.	400	3,576
Systemax, Inc.*	100	1,165
Target Corp.	67	4,294
Toyota Motor Corp. (Japan)	233	9,209
VF Corp.	100	15,268
Wabash National Corp.*	300	2,007
Wal-Mart Stores, Inc.	301	21,852
World Fuel Services Corp.	10	372

		175,626

Consumer, Non-cyclical - 3.6%
Abbott Laboratories	150	9,831
Acacia Research - Acacia Technologies*	100	2,634
Accuray, Inc.*	300	1,839
Aetna, Inc.	200	7,683
Align Technology, Inc.*	100	3,395
Anheuser-Busch InBev NV (Belgium)	67	5,640
Ariad Pharmaceuticals, Inc.*	100	2,056
AstraZeneca PLC (United Kingdom)	81	3,778
Avanir Pharmaceuticals, Inc., Class A*	600	1,992
Bayer AG (Germany)	65	5,053
Becton Dickinson and Co.	100	7,598
BioScrip, Inc.*	300	2,550
Bristol-Myers Squibb Co.	134	4,423
British American Tobacco PLC (United Kingdom)	179	9,386
Capella Education Co.*	100	3,107
Centene Corp.*	100	4,061
Chemocentryx, Inc.*	100	1,050
Coca-Cola (The) Co.	562	21,019
CONMED Corp.	67	1,810
Convergys Corp.	100	1,551
CSL Ltd. (Australia)	61	2,801
DANONE S.A. (France)	45	2,811
Diageo PLC (United Kingdom)	238	6,521
Fresh Del Monte Produce, Inc.	100	2,470
FTI Consulting, Inc.*	100	2,601
Geo Group (The), Inc.	67	1,763
GlaxoSmithKline PLC (United Kingdom)	412	9,325
Hanger, Inc.*	100	2,861
Harris Teeter Supermarkets, Inc.	25	977
Imperial Tobacco Group PLC (United Kingdom)	70	2,731
Incyte Corp. Ltd.*	67	1,341
JM Smucker (The) Co.	67	5,693
Johnson & Johnson	324	21,848
Kraft Foods, Inc., Class A	152	6,313
Live Nation Entertainment, Inc.*	83	707
Magellan Health Services, Inc.*	7	347
Medtronic, Inc.	100	4,066
Merck & Co., Inc.	284	12,226
Molina Healthcare, Inc.*	67	1,624
Nestle S.A. (Switzerland)	264	16,447
Novartis AG (Switzerland)	183	10,806
Novo Nordisk A/S, Class B (Denmark)	32	5,050
Pfizer, Inc.	823	19,638
Pilgrim’s Pride Corp.*	400	2,128
Procter & Gamble (The) Co.	328	22,038
Quad/Graphics, Inc.	100	1,832
Reckitt Benckiser Group PLC (United Kingdom)	51	2,884
Rent-A-Center, Inc.	100	3,528
Roche Holding AG (Switzerland)	59	10,764
Rollins, Inc.	21	489
Sabmiller PLC (United Kingdom)	67	2,958
Salix Pharmaceuticals Ltd.*	50	2,198
Sanofi (France)	62	5,084
Santarus, Inc.*	300	1,854
Seaboard Corp.*	1	2,089

Seattle Genetics, Inc.*	67	1,778
Select Medical Holdings Corp.*	67	693
Sequenom, Inc.*	500	1,835
Spectrum Brands Holdings, Inc.*	100	3,683
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,687
Tesco PLC (United Kingdom)	779	4,165
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,709
TNS, Inc.*	100	1,461
Unilever NV (Netherlands)	159	5,558
Unilever PLC (United Kingdom)	125	4,495
UnitedHealth Group, Inc.	114	6,190
Viropharma, Inc.*	67	1,782
Woolworths Ltd. (Australia)	100	3,061

		342,366

Diversified - 0.0%(a)
LVMH Moet Hennessy Louis Vuitton S.A. (France)	19	3,109

Energy - 2.1%
BG Group PLC (United Kingdom)	277	5,667
BP PLC (United Kingdom)	1,477	10,354
Cameron International Corp.*	167	9,137
Cheniere Energy, Inc.*	100	1,476
Chevron Corp.	250	28,040
ConocoPhillips	126	7,156
Continental Resources, Inc.*	100	7,406
CVR Energy, Inc.*	100	2,982
Dril-Quip, Inc.*	9	630
Energy XXI Bermuda Ltd. (Bermuda)	100	3,289
ENI S.p.A (Italy)	153	3,398
Exxon Mobil Corp.	497	43,387
Hess Corp.	200	10,106
Kodiak Oil & Gas Corp.*	200	1,788
McMoRan Exploration Co.*	67	846
Oasis Petroleum, Inc.*	100	2,933
Royal Dutch Shell PLC, Class A (United Kingdom)	298	10,432
Royal Dutch Shell PLC, Class B (United Kingdom)	208	7,505
Schlumberger Ltd. (Netherland Antilles)	105	7,600
Southwestern Energy Co.*	196	6,101
Statoil ASA (Norway)	106	2,723
Targa Resources Corp.	100	4,527
Tesco Corp.*	200	2,032
Total S.A. (France)	184	9,209
Vantage Drilling Co.*	1,267	1,926
Williams (The) Cos., Inc.	100	3,227
Woodside Petroleum Ltd. (Australia)	80	2,836

		196,713

Financial - 3.4%
Aia Group Ltd. (Hong Kong)	800	2,749
Allianz SE (Germany)	21	2,310
Alterra Capital Holdings Ltd. (Bermuda)	67	1,539
American Campus Communities, Inc. REIT	7	326
American Express Co.	100	5,830
American International Group, Inc.*	234	8,033
AON PLC (United Kingdom)	200	10,392
Australia & New Zealand Banking Group Ltd. (Australia)	186	4,771
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	317	2,427
Banco Santander S.A. (Spain)*	1,346	9,620
Bank of America Corp.	1,160	9,268
Barclays PLC (United Kingdom)	757	2,203
Berkshire Hathaway, Inc., Class B*	212	17,879
BioMed Realty Trust, Inc. REIT	133	2,464
BNP Paribas (France)	152	6,621
Boston Properties, Inc. REIT	80	8,971
CBL & Associates Properties, Inc. REIT	100	2,137
Citigroup, Inc.	328	9,745
Citizens, Inc.*	200	1,954
Commonwealth Bank of Australia (Australia)	129	7,298
Deutsche Bank AG (Germany)(b)	56	1,996
Equity One, Inc. REIT	73	1,548
Extra Space Storage, Inc. REIT	100	3,411
Franklin Resources, Inc.	21	2,465
Goldman Sachs Group (The), Inc.	39	4,123
Hancock Holding Co.	100	2,964
Hatteras Financial Corp. REIT	67	1,942
Highwoods Properties, Inc. REIT	54	1,761
HSBC Holdings PLC (United Kingdom)	1,524	13,243

ING Groep NV (Netherlands)*	381	2,921
Invesco Mortgage Capital, Inc. REIT	67	1,373
JPMorgan Chase & Co.	415	15,413
Kilroy Realty Corp. REIT	50	2,361
LaSalle Hotel Properties REIT	150	4,088
Marsh & McLennan Cos., Inc.	100	3,417
Meadowbrook Insurance Group, Inc.	234	1,776
MFA Financial, Inc. REIT	226	1,851
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,000	4,547
Mizuho Financial Group, Inc. (Japan)	1,113	1,791
Monmouth Real Estate Investment Corp., Class A REIT	200	2,234
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	2,671
National Australia Bank Ltd. (Australia)	175	4,559
National Retail Properties, Inc. REIT	65	2,019
Ocwen Financial Corp.*	100	2,573
OMEGA Healthcare Investors, Inc. REIT	65	1,561
Primerica, Inc.	67	1,954
ProLogis, Inc. REIT	200	6,834
Prudential PLC (United Kingdom)	237	2,963
PS Business Parks, Inc. REIT	100	6,817
Republic Bancorp, Inc., Class A	100	2,255
Simon Property Group, Inc. REIT	42	6,665
Sovran Self Storage, Inc. REIT	100	5,685
Standard Chartered PLC (United Kingdom)	300	6,631
Starwood Property Trust, Inc. REIT	100	2,355
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	2,508
T. Rowe Price Group, Inc.	183	11,244
Tanger Factory Outlet Centers, Inc. REIT	67	2,248
Taylor Capital Group, Inc.*	100	1,684
Texas Capital Bancshares, Inc.*	100	4,602
Two Harbors Investment Corp. REIT	200	2,318
U.S. Bancorp	200	6,682
UBS AG (Switzerland)	337	3,778
Washington Real Estate Investment Trust REIT	33	886
Wells Fargo & Co.	572	19,465
Westpac Banking Corp. (Australia)	261	6,681
Visa, Inc., Class A	93	11,927
Zurich Financial Services AG (Switzerland)	3	723

		322,050

Industrial - 1.7%
ABB Ltd. (Switzerland)	219	3,819
Altra Holdings, Inc.	100	1,841
Apogee Enterprises, Inc.	100	1,580
Boeing (The) Co.	100	7,140
Builders FirstSource, Inc.*	400	1,780
Caterpillar, Inc.	66	5,632
Chart Industries, Inc.*	100	6,979
Colfax Corp.*	100	3,289
Darling International, Inc.*	100	1,662
Eaton Corp.	136	6,082
EMCOR Group, Inc.	100	2,763
Emerson Electric Co.	87	4,412
Fabrinet (Cayman Islands)*	200	2,396
FedEx Corp.	50	4,382
FEI Co.	100	5,371
General Dynamics Corp.	25	1,638
General Electric Co.	1,210	25,060
Graphic Packaging Holding Co.*	300	1,677
Hexcel Corp.*	100	2,267
Ingersoll-Rand PLC (Ireland)	134	6,266
Koninklijke Philips Electronics NV (Netherlands)	106	2,442
Mueller Industries, Inc.	100	4,310
Robbins & Myers, Inc.	100	5,982
Rolls-Royce Holdings PLC (United Kingdom)	186	2,426
Schneider Electric S.A. (France)	44	2,785
Siemens AG (Germany)	67	6,369
Smith & Wesson Holding Corp.*	200	1,608
Stanley Black & Decker, Inc.	67	4,407
Tetra Tech, Inc.*	100	2,594
Tredegar Corp.	100	1,618
Union Pacific Corp.	100	12,144
United Parcel Service, Inc., Class B	77	5,683
United Technologies Corp.	100	7,984
Vinci S.A. (France)	41	1,788
Woodward, Inc.	100	3,493

		161,669

Technology - 2.0%
Accelrys, Inc.*	200	1,538
Activision Blizzard, Inc.	501	5,892
Apple, Inc.	74	49,229
Applied Materials, Inc.	700	8,183
ASML Holding NV (Netherlands)	47	2,668
Aspen Technology, Inc.*	100	2,438
CACI International, Inc., Class A*	100	5,339
Canon, Inc. (Japan)	100	3,314
Citrix Systems, Inc.*	100	7,769
Concur Technologies, Inc.*	21	1,520
Cray, Inc.*	200	2,282
Dell, Inc.*	200	2,118
EMC Corp.*	200	5,258
EPIQ Systems, Inc.	167	1,957
Fidelity National Information Services, Inc.	100	3,150
Hewlett-Packard Co.	200	3,376
International Business Machines Corp.	100	19,485
Jack Henry & Associates, Inc.	169	6,246
JDA Software Group, Inc.*	100	3,080
Mentor Graphics Corp.*	100	1,653
Microsemi Corp.*	67	1,334
Microsoft Corp.	879	27,092
Netsuite, Inc.*	100	5,688
Parametric Technology Corp.*	73	1,551
Progress Software Corp.*	100	1,923
QLIK Technologies, Inc.*	167	3,532
SAP AG (Germany)	77	5,087
Solarwinds, Inc.*	100	5,488
SYNNEX Corp.*	100	3,453

		191,643

Utilities - 0.3%
Centrica PLC (United Kingdom)	497	2,579
Dominion Resources, Inc.	100	5,247
E.ON AG (Germany)	84	1,936
Edison International	200	8,758
GDF Suez (France)	121	2,986
National Grid PLC (United Kingdom)	270	2,931
Piedmont Natural Gas Co., Inc.	24	750
SJW Corp.	100	2,338
Wisconsin Energy Corp.	100	3,796

		31,321

TOTAL COMMON STOCKS
(Cost $1,620,999)		1,665,571

PREFERRED STOCKS - 0.0%(a)
Consumer, Cyclical - 0.0%(a)
Volkswagen AG (Germany)	15	2,655

TOTAL PREFERRED STOCKS
(Cost $2,513)		2,655

	Principal Amount	Value
CORPORATE BONDS - 12.7%
Communications - 2.1%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	170,000	181,307
Google, Inc.
1.25%, 5/19/14	7,000	7,121
Telefonica Emisiones S.A.U (Spain)
4.949%, 1/15/15	10,000	10,100

		198,528

Consumer, Non-cyclical - 3.0%
Clorox (The) Co.
5.00%, 1/15/15	55,000	59,955
PepsiCo, Inc.
0.75%, 3/05/15	80,000	80,460
Wyeth
5.50%, 2/01/14	37,000	39,662
Yale University, MTN
2.90%, 10/15/14	105,000	110,501

		290,578

Energy - 1.9%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	168,000	176,433

Financial - 5.1%
American Tower Corp.
4.625%, 4/01/15	50,000	53,312
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	57,000	60,661
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	13,000	14,047
Citigroup, Inc.
6.375%, 8/12/14	20,000	21,705
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	280,000	283,525
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	22,000	23,814
Wachovia Corp.
5.25%, 8/01/14	33,000	35,518

		492,582

Technology - 0.3%
Microsoft Corp.
0.875%, 9/27/13	30,000	30,225

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	30,000	31,734

TOTAL CORPORATE BONDS
(Cost $1,211,809)		1,220,080

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 69.5%
United States Treasury Bonds/Notes - 69.5%
1.375%, 9/15/12	395,000	395,201
0.375%, 9/30/12	395,000	395,124
1.375%, 10/15/12	507,600	508,374
0.50%, 11/30/12	395,000	395,401
1.375%, 2/15/13	391,700	393,903
2.50%, 3/31/13	775,000	785,415
1.75%, 4/15/13	390,000	393,824
3.50%, 5/31/13	429,500	440,070
0.25%, 3/31/14	200,000	200,117
4.75%, 5/15/14	412,800	444,421
2.375%, 9/30/14	435,000	454,405
0.50%, 10/15/14	395,000	397,222
0.375%, 11/15/14	132,000	132,402
4.25%, 11/15/14	409,000	444,851
0.25%, 12/15/14	395,000	395,124
4.00%, 2/15/15	355,000	387,366
2.50%, 3/31/15	83,000	87,785

		6,651,005

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $6,629,216)		6,651,005

TOTAL INVESTMENTS - 99.6%
(Cost $9,464,537)(c)		$9,539,311
Other assets less liabilities - 0.4%		39,007

NET ASSETS - 100.0%		$9,578,318

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-Income producing securities.
(a)	Less than 0.1%
(b)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG (Common Stock)	$2,014	$—	$—	$(18)	$—	$1,996	$42

(c)	At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $9,473,906. The net unrealized appreciation was $65,405 which consisted of aggregate gross unrealized appreciation of $207,180 and aggregate gross unrealized depreciation of $141,775.

SCHEDULE OF INVESTMENTS

DB-X 2020 TARGET DATE FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 53.5%
Basic Materials - 2.5%
Air Liquide S.A. (France)	242	$28,537
Anglo American PLC (United Kingdom)	1,258	34,968
BASF SE (Germany)	798	62,173
BHP Billiton Ltd. (Australia)	2,895	95,109
BHP Billiton PLC (United Kingdom)	1,829	53,338
Coeur d’Alene Mines Corp.*	543	12,484
Dow Chemical (The) Co.	1,588	46,544
E.I. du Pont de Nemours & Co.	1,170	58,208
Freeport-McMoRan Copper & Gold, Inc.	1,120	40,443
International Paper Co.	2,300	79,488
Linde AG (Germany)	130	20,524
Monsanto Co.	600	52,266
NewMarket Corp.	100	24,612
Rio Tinto Ltd. (Australia)	314	15,979
Rio Tinto PLC (United Kingdom)	1,193	51,835
Sensient Technologies Corp.	400	14,340
Sherwin-Williams (The) Co.	600	85,848
Syngenta AG (Switzerland)	84	28,385
Xstrata PLC (United Kingdom)	1,814	27,435

		832,516

Communications - 5.1%
Amazon.com, Inc.*	525	130,321
Anixter International, Inc.	186	11,184
Arris Group, Inc.*	900	12,267
AT&T, Inc.	6,963	255,125
Bankrate, Inc.*	1,000	17,180
Brightcove, Inc.*	1,100	14,212
BT Group PLC, Class A (United Kingdom)	6,644	22,963
Centurylink, Inc.	700	29,582
Cisco Systems, Inc.	6,802	129,783
Comcast Corp., Class A	3,144	105,417
Consolidated Communications Holdings, Inc.	1,000	16,280
Corning, Inc.	2,004	24,028
Deutsche Telekom AG (Germany)	2,270	27,140
France Telecom S.A. (France)	1,805	25,016
Google, Inc., Class A*	345	236,356
Leap Wireless International, Inc.*	2,700	14,769
Netgear, Inc.*	300	10,971
News Corp., Class A	1,784	41,728
Softbank Corp. (Japan)	613	24,974
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,748	35,093
Telefonica S.A. (Spain)	3,807	48,179
Thomson Reuters Corp. (Canada)	1,190	33,856
Time Warner, Inc.	1,298	53,932
Verizon Communications, Inc.	3,264	140,156
Viasat, Inc.*	350	13,545
Vodafone Group PLC (United Kingdom)	44,731	128,953
Vonage Holdings Corp.*	9,000	19,260
Walt Disney (The) Co.	2,027	100,275

		1,722,545

Consumer, Cyclical - 5.3%
Arctic Cat, Inc.*	400	17,304
Ascena Retail Group, Inc.*	1,240	24,552
Bayerische Motoren Werke AG (Germany)	325	23,621
Carter’s, Inc.*	400	22,284
Cash America International, Inc.	280	10,870
Cie Financiere Richemont S.A. (Switzerland)*	445	27,351
Cinemark Holdings, Inc.	823	19,275
Coinstar, Inc.*	300	15,336
Columbia Sportswear Co.	285	14,903
Compass Group PLC (United Kingdom)	1,603	18,052
CVS Caremark Corp.	1,434	65,319
Daimler AG (Germany)	762	37,460

Dana Holding Corp.	974	13,305
Dr Horton, Inc.	1,600	30,384
DTS, Inc.*	900	20,205
Ford Motor Co.	4,994	46,644
Gaylord Entertainment Co.*	300	12,162
GNC Holdings, Inc., Class A	700	27,195
Hennes & Mauritz AB, Class B (Sweden)	843	30,503
Honda Motor Co. Ltd. (Japan)	1,536	48,493
Inditex S.A. (Spain)	198	22,065
Kohl’s Corp.	1,175	61,335
Krispy Kreme Doughnuts, Inc.*	2,400	17,712
Las Vegas Sands Corp.	1,188	50,360
Lennar Corp., Class A	900	29,187
Life Time Fitness, Inc.*	300	14,244
Lions Gate Entertainment Corp. (Canada)*	1,100	16,258
Lowe’s Cos., Inc.	1,500	42,720
Maidenform Brands, Inc.*	800	17,752
MDC Holdings, Inc.	300	10,404
Men’s Wearhouse, (The), Inc.	367	11,597
Mitsubishi Corp. (Japan)	1,024	18,819
Mitsui & Co. Ltd. (Japan)	1,224	17,086
Nike, Inc., Class B	625	60,850
Nissan Motor Co. Ltd. (Japan)	2,200	20,511
Nu Skin Enterprises, Inc., Class A	473	19,625
Penske Automotive Group, Inc.	673	17,929
Red Robin Gourmet Burgers, Inc.*	438	13,582
Ross Stores, Inc.	1,300	89,948
Ruby Tuesday, Inc.*	2,300	15,548
Saks, Inc.*	1,304	15,322
SIX Flags Entertainment Corp.	400	22,092
Southwest Airlines Co.	4,200	37,548
Systemax, Inc.*	1,300	15,145
Target Corp.	875	56,079
Tenneco, Inc.*	500	15,185
Toyota Motor Corp. (Japan)	2,300	90,913
VF Corp.	600	91,607
Wabash National Corp.*	2,600	17,394
Wal-Mart Stores, Inc.	3,740	271,523
Warnaco Group, (The), Inc.*	312	16,043
Watsco, Inc.	248	18,714
World Fuel Services Corp.	414	15,405

		1,775,720

Consumer, Non-cyclical - 10.9%
Abbott Laboratories	1,777	116,465
Acacia Research - Acacia Technologies*	262	6,901
Accuray, Inc.*	2,500	15,325
Aetna, Inc.	2,100	80,662
Align Technology, Inc.*	600	20,370
Amsurg Corp.*	262	7,705
Anheuser-Busch InBev NV (Belgium)	605	50,927
Ariad Pharmaceuticals, Inc.*	1,300	26,728
AstraZeneca PLC (United Kingdom)	1,235	57,603
Avanir Pharmaceuticals, Inc., Class A*	5,000	16,600
Bayer AG (Germany)	627	48,740
Becton Dickinson and Co.	1,100	83,578
BioScrip, Inc.*	2,200	18,700
Bristol-Myers Squibb Co.	2,100	69,321
British American Tobacco PLC (United Kingdom)	1,637	85,843
Capella Education Co.*	600	18,642
Centene Corp.*	297	12,061
Cepheid, Inc.*	500	18,870
Chemocentryx, Inc.*	1,100	11,550
Coca-Cola (The) Co.	5,170	193,357
CONMED Corp.	262	7,079
Convergys Corp.	900	13,959
Costar Group, Inc.*	200	16,250
CSL Ltd. (Australia)	482	22,132
DANONE S.A. (France)	465	29,043
Diageo PLC (United Kingdom)	2,140	58,634
Dollar Thrifty Automotive Group, Inc.*	200	17,432
Fresh Market, (The), Inc.*	400	23,088
FTI Consulting, Inc.*	400	10,404

Geo Group, (The), Inc.	525	13,813
GlaxoSmithKline PLC (United Kingdom)	4,631	104,818
Hain Celestial Group, (The), Inc.*	300	20,697
Hanger, Inc.*	400	11,444
Harris Teeter Supermarkets, Inc.	445	17,386
Imperial Tobacco Group PLC (United Kingdom)	829	32,339
Incyte Corp. Ltd.*	875	17,509
JM Smucker (The) Co.	700	59,479
Johnson & Johnson	3,077	207,483
Kraft Foods, Inc., Class A	2,086	86,632
Live Nation Entertainment, Inc.*	1,312	11,178
Magellan Health Services, Inc.*	269	13,345
MasterCard, Inc., Class A	154	65,127
Medivation, Inc.*	200	20,972
Medtronic, Inc.	1,200	48,792
Merck & Co., Inc.	3,153	135,737
Molina Healthcare, Inc.*	350	8,484
Nestle S.A. (Switzerland)	2,867	178,622
Novartis AG (Switzerland)	2,051	121,109
Novo Nordisk A/S, Class B (Denmark)	325	51,294
Onyx Pharmaceuticals, Inc.*	325	23,374
Pfizer, Inc.	8,549	203,979
Pharmacyclics, Inc.*	400	26,767
Pilgrim’s Pride Corp.*	3,200	17,024
Procter & Gamble (The) Co.	3,085	207,281
Quad/Graphics, Inc.	1,000	18,320
Questcor Pharmaceuticals, Inc.*	500	21,720
Reckitt Benckiser Group PLC (United Kingdom)	597	33,758
Rent-A-Center, Inc.	500	17,640
Roche Holding AG (Switzerland)	626	114,212
Rollins, Inc.	1,102	25,654
Sabmiller PLC (United Kingdom)	788	34,789
Salix Pharmaceuticals Ltd.*	385	16,925
Sanofi (France)	701	57,479
Santarus, Inc.*	2,300	14,214
Seaboard Corp.*	9	18,803
Seattle Genetics, Inc.*	963	25,558
Select Medical Holdings Corp.*	1,189	12,306
Sequenom, Inc.*	4,200	15,414
Spectrum Brands Holdings, Inc.*	400	14,732
Takeda Pharmaceutical Co. Ltd. (Japan)	539	25,263
Tesco PLC (United Kingdom)	6,994	37,393
Teva Pharmaceutical Industries Ltd. (Israel)	872	34,781
TNS, Inc.*	900	13,149
TreeHouse Foods, Inc.*	350	18,183
Unilever NV (Netherlands)	1,326	46,349
Unilever PLC (United Kingdom)	1,137	40,887
United Natural Foods, Inc.*	400	22,992
UnitedHealth Group, Inc.	1,444	78,409
Viropharma, Inc.*	515	13,699
Woolworths Ltd. (Australia)	1,057	32,356

		3,667,639

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,750	15,309
LVMH Moet Hennessy Louis Vuitton S.A. (France)	226	36,977

		52,286

Energy - 5.9%
BG Group PLC (United Kingdom)	2,898	59,287
BP PLC (United Kingdom)	15,427	108,146
Cameron International Corp.*	1,400	76,594
Cheniere Energy, Inc.*	1,400	20,664
Chevron Corp.	2,249	252,247
ConocoPhillips	1,486	84,390
Continental Resources, Inc.*	1,000	74,060
CVR Energy, Inc.*	600	17,892
Dril-Quip, Inc.*	300	21,012
Energy XXI Bermuda Ltd. (Bermuda)	500	16,445
ENI S.p.A (Italy)	2,107	46,796
Exxon Mobil Corp.	5,342	466,356
Helix Energy Solutions Group, Inc.*	800	14,096
Hess Corp.	1,900	96,007

Kodiak Oil & Gas Corp.*	1,800	16,092
McMoRan Exploration Co.*	1,050	13,262
Oasis Petroleum, Inc.*	600	17,598
Royal Dutch Shell PLC, Class A (United Kingdom)	3,138	109,853
Royal Dutch Shell PLC, Class B (United Kingdom)	2,287	82,514
Schlumberger Ltd. (Netherland Antilles)	1,588	114,939
Southwestern Energy Co.*	1,815	56,501
Statoil ASA (Norway)	905	23,248
Targa Resources Corp.	300	13,581
Tesco Corp.*	1,400	14,224
Total S.A. (France)	1,862	93,190
Vantage Drilling Co.*	9,975	15,162
Williams (The) Cos., Inc.	700	22,589
Woodside Petroleum Ltd. (Australia)	695	24,636

		1,971,381

Financial - 10.5%
AIA Group Ltd. (Hong Kong)	8,200	28,175
Alexander’s, Inc. REIT	28	12,590
Allianz SE (Germany)	380	41,801
Alterra Capital Holdings Ltd. (Bermuda)	788	18,100
American Campus Communities, Inc. REIT	532	24,802
American Express Co.	1,234	71,941
American International Group, Inc.*	2,138	73,398
American Tower Corp., Class A REIT	400	28,160
AON PLC (United Kingdom)	1,800	93,528
Australia & New Zealand Banking Group Ltd. (Australia)	2,244	57,559
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,861	37,211
Banco Santander S.A. (Spain)*	14,202	101,502
Bank of America Corp.	12,371	98,844
Barclays PLC (United Kingdom)	13,180	38,362
Berkshire Hathaway, Inc., Class B*	2,824	238,175
BioMed Realty Trust, Inc. REIT	953	17,659
BNP Paribas (France)	944	41,117
Boston Properties, Inc. REIT	832	93,292
CBL & Associates Properties, Inc. REIT	1,074	22,951
Citigroup, Inc.	3,446	102,381
Citizens, Inc.*	1,600	15,632
Commonwealth Bank of Australia (Australia)	1,334	75,466
Credit Acceptance Corp.*	175	17,231
Deutsche Bank AG (Germany)(a)	955	34,037
Equity Lifestyle Properties, Inc. REIT	315	21,659
Equity One, Inc. REIT	1,005	21,306
Equity Residential REIT	420	25,368
Extra Space Storage, Inc. REIT	700	23,877
Franklin Resources, Inc.	305	35,807
Goldman Sachs Group, (The), Inc.	576	60,895
Hancock Holding Co.	600	17,784
Hatteras Financial Corp. REIT	825	23,917
Highwoods Properties, Inc. REIT	561	18,294
Home Properties, Inc. REIT	362	23,114
HSBC Holdings PLC (United Kingdom)	16,461	143,044
ING Groep NV (Netherlands)*	3,256	24,962
Invesco Mortgage Capital, Inc. REIT	825	16,904
JPMorgan Chase & Co.	4,480	166,387
Kilroy Realty Corp. REIT	497	23,463
LaSalle Hotel Properties REIT	700	19,075
Marsh & McLennan Cos., Inc.	600	20,502
Meadowbrook Insurance Group, Inc.	1,750	13,283
MFA Financial, Inc. REIT	2,748	22,506
Mid-America Apartment Communities, Inc. REIT	256	17,408
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,299	46,826
Mizuho Financial Group, Inc. (Japan)	20,101	32,346
Monmouth Real Estate Investment Corp., Class A REIT	1,400	15,638
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	142	21,067
National Australia Bank Ltd. (Australia)	1,933	50,361
National Retail Properties, Inc. REIT	773	24,009
Ocwen Financial Corp.*	1,000	25,730
OMEGA Healthcare Investors, Inc. REIT	854	20,513
Post Properties, Inc. REIT	350	17,868
Primerica, Inc.	525	15,309
ProAssurance Corp.	220	19,631
ProLogis, Inc. REIT	2,500	85,425

Prudential PLC (United Kingdom)	2,256	28,201
PS Business Parks, Inc. REIT	200	13,634
Public Storage REIT	210	30,568
Republic Bancorp, Inc., Class A	700	15,785
Signature Bank*	245	15,834
Simon Property Group, Inc. REIT	381	60,465
Standard Chartered PLC (United Kingdom)	2,023	44,712
Starwood Property Trust, Inc. REIT	900	21,195
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,127	34,890
SVB Financial Group*	315	18,267
T. Rowe Price Group, Inc.	1,531	94,065
Tanger Factory Outlet Centers, Inc. REIT	621	20,835
Taylor Capital Group, Inc.*	1,000	16,840
Texas Capital Bancshares, Inc.*	300	13,806
Tompkins Financial Corp.	400	15,536
Two Harbors Investment Corp. REIT	1,500	17,385
U.S. Bancorp	2,200	73,502
UBS AG (Switzerland)	3,720	41,706
Washington Real Estate Investment Trust REIT	421	11,308
Wells Fargo & Co.	6,012	204,588
Westpac Banking Corp. (Australia)	2,425	62,076
Visa, Inc., Class A	993	127,352
Zurich Financial Services AG (Switzerland)	127	30,597

		3,511,339

Industrial - 5.4%
ABB Ltd. (Switzerland)	1,874	32,676
Actuant Corp., Class A	525	14,763
Acuity Brands, Inc.	420	26,947
Altra Holdings, Inc.	1,100	20,251
AO Smith Corp.	350	19,149
Apogee Enterprises, Inc.	1,000	15,800
Boeing (The) Co.	900	64,260
Builders FirstSource, Inc.*	3,400	15,130
Caterpillar, Inc.	774	66,045
Chart Industries, Inc.*	300	20,940
Clean Harbors, Inc.*	385	20,940
Colfax Corp.*	800	26,312
Cummins, Inc.	300	29,133
Darling International, Inc.*	800	13,296
East Japan Railway Co. (Japan)	300	20,077
Eaton Corp.	1,942	86,846
EMCOR Group, Inc.	500	13,815
Emerson Electric Co.	1,029	52,191
EnerSys*	427	15,906
Fabrinet (Cayman Islands)*	1,500	17,970
Fanuc Corp. (Japan)	216	35,283
FedEx Corp.	420	36,805
FEI Co.	262	14,072
General Dynamics Corp.	525	34,393
General Electric Co.	12,592	260,780
Genesee & Wyoming, Inc., Class A*	462	29,365
Golar LNG Ltd. (Bermuda)	438	17,135
Graphic Packaging Holding Co.*	2,900	16,211
Hexcel Corp.*	800	18,136
Hitachi Ltd. (Japan)	3,500	20,070
Ingersoll-Rand PLC (Ireland)	1,679	78,510
Komatsu Ltd. (Japan)	753	14,810
Koninklijke Philips Electronics NV (Netherlands)	912	21,014
Middleby Corp.*	100	11,515
Mitsubishi Electric Corp. (Japan)	2,224	18,065
Mueller Industries, Inc.	300	12,930
Powell Industries, Inc.*	400	15,168

Robbins & Myers, Inc.	262	15,673
Rolls-Royce Holdings PLC (United Kingdom)	1,720	22,429
Sauer-Danfoss, Inc.	350	13,346
Schneider Electric S.A. (France)	404	25,569
Siemens AG (Germany)	744	70,730
Smith & Wesson Holding Corp.*	1,700	13,668
Stanley Black & Decker, Inc.	1,050	69,069
Tetra Tech, Inc.*	500	12,970
Tredegar Corp.	1,100	17,798
Triumph Group, Inc.	350	20,801
Union Pacific Corp.	600	72,863
United Parcel Service, Inc., Class B	1,223	90,269
United Technologies Corp.	1,100	87,835
Vinci S.A. (France)	397	17,309
Woodward, Inc.	600	20,958

		1,817,996

Technology - 6.7%
Accelrys, Inc.*	2,000	15,380
Activision Blizzard, Inc.	6,475	76,146
Apple, Inc.	1,033	687,193
Applied Materials, Inc.	7,900	92,351
ASML Holding NV (Netherlands)	387	21,969
Aspen Technology, Inc.*	700	17,066
Athenahealth, Inc.*	300	26,511
CACI International, Inc., Class A*	184	9,824
Canon, Inc. (Japan)	1,075	35,627
Cirrus Logic, Inc.*	600	25,002
Citrix Systems, Inc.*	1,100	85,459
Commvault Systems, Inc.*	400	20,168
Concur Technologies, Inc.*	513	37,141
Cray, Inc.*	1,300	14,833
Dell, Inc.*	2,200	23,298
EMC Corp.*	2,700	70,983
EPIQ Systems, Inc.	2,125	24,905
Fidelity National Information Services, Inc.	1,600	50,400
Hewlett-Packard Co.	2,800	47,264
International Business Machines Corp.	1,415	275,713
Jack Henry & Associates, Inc.	669	24,726
JDA Software Group, Inc.*	400	12,320
Mentor Graphics Corp.*	1,089	18,001
Microsemi Corp.*	700	13,937
Microsoft Corp.	10,013	308,600
MKS Instruments, Inc.	400	10,844
Netsuite, Inc.*	500	28,440
Parametric Technology Corp.*	998	21,208
Progress Software Corp.*	500	9,615
QLIK Technologies, Inc.*	913	19,310
SAP AG (Germany)	763	50,406
Solarwinds, Inc.*	600	32,928
SYNNEX Corp.*	300	10,359
Syntel, Inc.	300	17,490
Ultimate Software Group, Inc.*	200	19,838

		2,255,255

Utilities - 1.1%
Centrica PLC (United Kingdom)	4,567	23,699
Cleco Corp.	400	16,372
Dominion Resources, Inc.	700	36,736
E.ON AG (Germany)	1,482	34,157
Edison International	1,900	83,201
GDF Suez (France)	1,116	27,537
National Grid PLC (United Kingdom)	2,936	31,874
New Jersey Resources Corp.	300	13,443
Piedmont Natural Gas Co., Inc.	415	12,960
SJW Corp.	700	16,366
WGL Holdings, Inc.	400	15,616
Wisconsin Energy Corp.	1,300	49,349

		361,310

TOTAL COMMON STOCKS
(Cost $16,995,231)		17,967,987

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	115	20,352

TOTAL PREFERRED STOCKS (Cost $24,595)		20,352

	Principal Amount	Value
CORPORATE BONDS - 12.1%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	230,000	232,628

Communications - 1.5%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	82,000	87,454
Google, Inc.
1.25%, 5/19/14	17,000	17,294
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	352,000	355,520
Viacom, Inc.
1.25%, 2/27/15	30,000	30,314

		490,582

Consumer, Non-cyclical - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	17,000	18,419
Clorox (The) Co.
5.00%, 1/15/15	70,000	76,306
Wyeth
5.50%, 2/01/14	17,000	18,223

		112,948

Energy - 1.0%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	90,000	94,518
Chevron Corp.
3.95%, 3/03/14	76,000	79,947
Spectra Energy Capital LLC
6.25%, 2/15/13	149,000	152,613

		327,078

Financial - 7.9%
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	96,000	102,166
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	30,000	31,747
Barclays PLC (United Kingdom)
5.20%, 7/10/14	55,000	58,321
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	73,000	78,877
Citigroup, Inc.
6.375%, 8/12/14	435,000	472,095
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	30,000	30,721
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	915,000	926,520
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	74,000	80,103
Royal Bank of Canada, MTN (Canada)
1.15%, 3/13/15	100,000	101,202
Simon Property Group LP
5.10%, 6/15/15	115,000	126,645
Toyota Motor Credit Corp., MTN
1.25%, 11/17/14	520,000	527,446
Wachovia Corp.
5.25%, 8/01/14	89,000	95,789

		2,631,632

Technology - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	124,000	132,734
Microsoft Corp.
0.875%, 9/27/13	40,000	40,300

		173,034

Utilities - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	74,000	78,276

TOTAL CORPORATE BONDS
(Cost $4,006,431)		4,046,178

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 33.8%
United States Treasury Bonds/Notes - 33.8%
0.75%, 9/15/13	1,297,500	1,305,104
4.75%, 5/15/14	703,000	756,851
4.25%, 8/15/14	700,000	754,551
2.375%, 9/30/14	761,300	795,261
0.50%, 10/15/14	765,000	769,303
0.25%, 12/15/14	770,000	770,241
2.625%, 12/31/14	761,300	803,529
4.00%, 2/15/15	695,000	758,365
2.375%, 2/28/15	725,000	763,119
0.375%, 3/15/15	770,000	772,286
2.50%, 3/31/15	726,800	768,704
2.125%, 5/31/15	749,000	786,801
4.25%, 8/15/15	680,000	758,572
1.25%, 9/30/15	750,000	771,621

		11,334,308

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $11,277,658)		11,334,308

TOTAL INVESTMENTS - 99.5%
(Cost $32,303,915)(b)		$33,368,825
Other assets less liabilities - 0.5%		166,379

NET ASSETS - 100.0%		$33,535,204

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

* Non-Income producing securities.

(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG (Common Stock)	$28,230	$5,103	$—	$704	$—	$34,037	$589

(b)	At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $32,332,533. The net unrealized appreciation was $1,036,292 which consisted of aggregate gross unrealized appreciation of $2,597,853 and aggregate gross unrealized depreciation of $1,561,561.

SCHEDULE OF INVESTMENTS

DB-X 2030 TARGET DATE FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 77.6%
Basic Materials - 3.7%
Air Liquide S.A. (France)	402	$47,404
Anglo American PLC (United Kingdom)	1,933	53,730
BASF SE (Germany)	1,120	87,261
BHP Billiton Ltd. (Australia)	4,045	132,892
BHP Billiton PLC (United Kingdom)	2,580	75,238
Coeur d'Alene Mines Corp.*	1,220	28,048
Dow Chemical (The) Co.	2,031	59,529
E.I. du Pont de Nemours & Co.	1,602	79,700
Freeport-McMoRan Copper & Gold, Inc.	1,419	51,240
Gold Resource Corp.	600	11,376
HB Fuller Co.	500	15,205
InternationalPaper Co.	3,100	107,136
Linde AG (Germany)	269	42,469
Monsanto Co.	800	69,688
NewMarket Corp.	100	24,612
Rio Tinto Ltd. (Australia)	492	25,036
Rio Tinto PLC (United Kingdom)	1,714	74,472
Sensient Technologies Corp.	500	17,925
Sherwin-Williams (The) Co.	800	114,463
Syngenta AG (Switzerland)	114	38,523
Xstrata PLC (United Kingdom)	2,218	33,546

		1,189,493

Communications - 7.5%
Amazon.com, Inc.*	700	173,761
Anixter International, Inc.	419	25,194
Arris Group, Inc.*	1,100	14,993
AT&T, Inc.	9,696	355,262
Bankrate, Inc.*	1,300	22,334
Brightcove, Inc.*	1,500	19,380
BT Group PLC, Class A (United Kingdom)	9,057	31,303
Centurylink, Inc.	1,000	42,260
Cisco Systems, Inc.	9,355	178,493
Comcast Corp., Class A	4,645	155,747
Consolidated Communications Holdings, Inc.	1,400	22,792
Corning, Inc.	2,487	29,819
Deutsche Telekom AG (Germany)	3,050	36,465
Finisar Corp.*	1,200	16,488
France Telecom S.A. (France)	2,153	29,839
Google, Inc., Class A*	521	356,932
Leap Wireless International, Inc.*	3,600	19,692
Meredith Corp.	500	16,280
News Corp., Class A	2,405	56,253
Softbank Corp. (Japan)	787	32,063
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,075	38,155
Telefonica S.A. (Spain)	5,449	68,959
Thomson Reuters Corp. (Canada)	1,400	39,830
Time Warner, Inc.	1,554	64,569
Verizon Communications, Inc.	4,808	206,456
Viasat, Inc.*	437	16,912
Vodafone Group PLC (United Kingdom)	58,702	169,229
Vonage Holdings Corp.*	12,000	25,680
Walt Disney (The) Co.	2,805	138,763

		2,403,903

Consumer, Cyclical - 7.7%
Arctic Cat, Inc.*	600	25,956
Ascena Retail Group, Inc.*	1,540	30,492
Bayerische Motoren Werke AG (Germany)	442	32,125
Carter's, Inc.*	600	33,426
Cash America International, Inc.	189	7,337
Cie Financiere Richemont S.A. (Switzerland)*	664	40,812
Cinemark Holdings, Inc.	1,343	31,453
Coinstar, Inc.*	300	15,336
Columbia Sportswear Co.	399	20,864
Compass Group PLC (United Kingdom)	2,448	27,568
CVS Caremark Corp.	1,988	90,553
Daimler AG (Germany)	1,115	54,813
Dana Holding Corp.	1,711	23,372
Dr Horton, Inc.	2,200	41,778
DTS, Inc.*	1,200	26,940

Ford Motor Co.	6,531	61,000
Gaylord Entertainment Co.*	500	20,270
GNC Holdings, Inc., Class A	1,000	38,850
Hennes & Mauritz AB, Class B (Sweden)	1,047	37,885
Honda Motor Co. Ltd. (Japan)	2,138	67,499
Inditex S.A. (Spain)	252	28,083
JetBlue Airways Corp.*	2,700	13,230
Kohl's Corp.	1,700	88,739
Krispy Kreme Doughnuts, Inc.*	3,200	23,616
Las Vegas Sands Corp.	1,550	65,705
Lennar Corp., Class A	1,300	42,159
Life Time Fitness, Inc.*	500	23,740
Lions Gate Entertainment Corp. (Canada)*	1,500	22,170
Lowe's Cos., Inc.	2,200	62,656
Maidenform Brands, Inc.*	1,000	22,190
MDC Holdings, Inc.	500	17,340
Men's Wearhouse, (The), Inc.	404	12,766
Mitsubishi Corp. (Japan)	1,572	28,890
Mitsui & Co. Ltd. (Japan)	2,042	28,505
Nike, Inc., Class B	778	75,746
Nissan Motor Co. Ltd. (Japan)	3,200	29,834
Nu Skin Enterprises, Inc., Class A	500	20,745
Penske Automotive Group, Inc.	1,089	29,011
Red Robin Gourmet Burgers, Inc.*	612	18,978
Ross Stores, Inc.	1,800	124,542
Ruby Tuesday, Inc.*	3,100	20,956
Saks, Inc.*	2,101	24,687
SIX Flags Entertainment Corp.	500	27,615
Southwest Airlines Co.	6,000	53,640
Systemax, Inc.*	1,700	19,805
Target Corp.	1,050	67,295
Tenneco, Inc.*	600	18,222
Toyota Motor Corp. (Japan)	3,419	135,143
VF Corp.	800	122,143
Wabash National Corp.*	3,500	23,415
Wal-Mart Stores, Inc.	5,196	377,230
Warnaco Group, (The), Inc.*	475	24,425
Watsco, Inc.	315	23,770
World Fuel Services Corp.	591	21,991

		2,467,311

Consumer, Non-cyclical - 16.0%
Abbott Laboratories	2,651	173,747
Acacia Research - Acacia Technologies*	400	10,536
Accuray, Inc.*	3,400	20,842
Aetna, Inc.	2,900	111,388
Align Technology, Inc.*	900	30,555
Amsurg Corp.*	400	11,764
Anheuser-Busch InBev NV (Belgium)	891	75,001
Ariad Pharmaceuticals, Inc.*	1,700	34,952
AstraZeneca PLC (United Kingdom)	1,473	68,704
Avanir Pharmaceuticals, Inc., Class A*	6,700	22,244
Bayer AG (Germany)	919	71,439
Becton Dickinson and Co.	1,600	121,568
BioScrip, Inc.*	3,000	25,500
Bristol-Myers Squibb Co.	2,800	92,428
British American Tobacco PLC (United Kingdom)	2,326	121,974
Capella Education Co.*	800	24,856
Centene Corp.*	460	18,681
Cepheid, Inc.*	700	26,418
Chemocentryx, Inc.*	1,700	17,850
Coca-Cola (The) Co.	7,200	269,280
CONMED Corp.	300	8,106
Convergys Corp.	1,300	20,163
Costar Group, Inc.*	300	24,375
CSL Ltd. (Australia)	613	28,147
DANONE S.A. (France)	711	44,407
Diageo PLC (United Kingdom)	2,773	75,978
Dollar Thrifty Automotive Group, Inc.*	300	26,148
Fresh Del Monte Produce, Inc.	600	14,820
Fresh Market, (The), Inc.*	500	28,860
FTI Consulting, Inc.*	500	13,005
Geo Group, (The), Inc.	700	18,417
GlaxoSmithKline PLC (United Kingdom)	6,491	146,917
Hain Celestial Group, (The), Inc.*	400	27,596
Hanger, Inc.*	600	17,166
Harris Teeter Supermarkets, Inc.	561	21,918
Imperial Tobacco Group PLC (United Kingdom)	1,083	42,248
Incyte Corp. Ltd.*	1,137	22,751

JM Smucker (The) Co.	962	81,741
Johnson & Johnson	4,422	298,175
Kraft Foods, Inc., Class A	2,887	119,897
Live Nation Entertainment, Inc.*	1,667	14,203
Magellan Health Services, Inc.*	225	11,162
MasterCard, Inc., Class A	201	85,003
Medivation, Inc.*	400	41,944
Medtronic, Inc.	1,700	69,122
Merck & Co., Inc.	4,430	190,712
Nestle S.A. (Switzerland)	3,954	246,347
Novartis AG (Switzerland)	2,852	168,408
Novo Nordisk A/S, Class B (Denmark)	478	75,442
Onyx Pharmaceuticals, Inc.*	612	44,015
Pfizer, Inc.	11,861	283,003
Pharmacyclics, Inc.*	600	40,152
Pilgrim's Pride Corp.*	4,300	22,876
Procter & Gamble (The) Co.	4,373	293,821
Quad/Graphics, Inc.	1,300	23,816
Questcor Pharmaceuticals, Inc.*	700	30,408
Reckitt Benckiser Group PLC (United Kingdom)	797	45,067
Rent-A-Center, Inc.	700	24,696
Roche Holding AG (Switzerland)	869	158,547
Rollins, Inc.	1,454	33,849
Sabmiller PLC (United Kingdom)	1,127	49,755
Salix Pharmaceuticals Ltd.*	600	26,376
Sanofi (France)	1,081	88,637
Santarus, Inc.*	3,000	18,540
Seaboard Corp.*	16	33,427
Seattle Genetics, Inc.*	1,225	32,512
Select Medical Holdings Corp.*	1,700	17,595
Sequenom, Inc.*	5,700	20,919
Spectrum Brands Holdings, Inc.*	500	18,415
Takeda Pharmaceutical Co. Ltd. (Japan)	842	39,465
Tesco PLC (United Kingdom)	9,514	50,866
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	42,559
TNS, Inc.*	1,200	17,532
TreeHouse Foods, Inc.*	466	24,209
Unilever NV (Netherlands)	1,998	69,837
Unilever PLC (United Kingdom)	1,580	56,817
United Natural Foods, Inc.*	500	28,740
UnitedHealth Group, Inc.	1,835	99,641
Viropharma, Inc.*	800	21,280
Woolworths Ltd. (Australia)	1,457	44,600

		5,134,877

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	2,625	22,963
LVMH Moet Hennessy Louis Vuitton S.A. (France)	324	53,011

		75,974

Energy - 8.4%
BG Group PLC (United Kingdom)	4,030	82,446
BP PLC (United Kingdom)	21,619	151,553
Cameron International Corp.*	1,837	100,502
Cheniere Energy, Inc.*	2,000	29,520
Chevron Corp.	3,083	345,789
ConocoPhillips	2,033	115,454
Continental Resources, Inc.*	1,300	96,278
CVR Energy, Inc.*	800	23,856
Dril-Quip, Inc.*	473	33,129
Energy XXI Bermuda Ltd. (Bermuda)	800	26,312
ENI S.p.A (Italy)	2,926	64,986
Exxon Mobil Corp.	7,528	657,194
Helix Energy Solutions Group, Inc.*	900	15,858
Hess Corp.	2,700	136,431
Kodiak Oil & Gas Corp.*	2,400	21,456
McMoRan Exploration Co.*	1,312	16,571
Oasis Petroleum, Inc.*	900	26,397
Royal Dutch Shell PLC, Class A (United Kingdom)	4,356	152,492
Royal Dutch Shell PLC, Class B (United Kingdom)	3,143	113,398
Schlumberger Ltd. (Netherland Antilles)	2,164	156,630
Southwestern Energy Co.*	2,399	74,681
Statoil ASA (Norway)	1,252	32,162
Targa Resources Corp.	400	18,108
Tesco Corp.*	1,900	19,304
Total S.A. (France)	2,630	131,627
Vantage Drilling Co.*	13,036	19,815
Williams (The) Cos., Inc.	1,000	32,270
Woodside Petroleum Ltd. (Australia)	783	27,755

		2,721,974

Financial - 15.1%
AIA Group Ltd. (Hong Kong)	11,400	39,170
Allianz SE (Germany)	516	56,762
Alterra Capital Holdings Ltd. (Bermuda)	1,050	24,119
American Campus Communities, Inc. REIT	719	33,520
American Express Co.	2,023	117,941
American International Group, Inc.*	3,325	114,147
American Tower Corp., Class A REIT	600	42,240
AON PLC (United Kingdom)	2,500	129,900
Australia & New Zealand Banking Group Ltd. (Australia)	3,055	78,361
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	6,700	51,289
Banco Santander S.A. (Spain)*	19,763	141,247
Bank of America Corp.	18,911	151,099
Barclays PLC (United Kingdom)	16,066	46,763
Berkshire Hathaway, Inc., Class B*	3,914	330,107
BioMed Realty Trust, Inc. REIT	1,400	25,942
BNP Paribas (France)	1,234	53,749
Boston Properties, Inc. REIT	1,170	131,192
CBL & Associates Properties, Inc. REIT	1,711	36,564
Citigroup, Inc.	4,786	142,192
Citizens, Inc.*	2,100	20,517
Commonwealth Bank of Australia (Australia)	1,711	96,793
Credit Acceptance Corp.*	214	21,070
Deutsche Bank AG (Germany)(a)	1,121	39,953
Equity Lifestyle Properties, Inc. REIT	558	38,368
Equity One, Inc. REIT	1,190	25,228
Equity Residential REIT	466	28,146
Extra Space Storage, Inc. REIT	1,000	34,110
Franklin Resources, Inc.	392	46,021
Goldman Sachs Group, (The), Inc.	886	93,668
Hancock Holding Co.	800	23,712
Hatteras Financial Corp. REIT	1,100	31,889
Highwoods Properties, Inc. REIT	751	24,490
Home Properties, Inc. REIT	404	25,795
HSBC Holdings PLC (United Kingdom)	23,015	199,997
ING Groep NV (Netherlands)*	4,810	36,875
Invesco Mortgage Capital, Inc. REIT	800	16,392
JPMorgan Chase & Co.	6,193	230,008
Kilroy Realty Corp. REIT	700	33,047
LaSalle Hotel Properties REIT	856	23,326
Marsh & McLennan Cos., Inc.	900	30,753
Meadowbrook Insurance Group, Inc.	2,362	17,928
MFA Financial, Inc. REIT	3,247	26,593
Mid-America Apartment Communities, Inc. REIT	406	27,608
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,373	65,349
Mizuho Financial Group, Inc. (Japan)	26,921	43,321
Monmouth Real Estate Investment Corp., Class A REIT	1,900	21,223
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	203	30,117
National Australia Bank Ltd. (Australia)	2,692	70,135
National Retail Properties, Inc. REIT	1,344	41,745
Ocwen Financial Corp.*	1,300	33,449
OMEGA Healthcare Investors, Inc. REIT	1,173	28,175
Post Properties, Inc. REIT	437	22,309
Primerica, Inc.	900	26,244
ProAssurance Corp.	305	27,215
ProLogis, Inc. REIT	3,500	119,595
Prudential PLC (United Kingdom)	2,949	36,863
PS Business Parks, Inc. REIT	300	20,451
Public Storage REIT	251	36,536
Republic Bancorp, Inc., Class A	1,000	22,550
Signature Bank*	344	22,233
Simon Property Group, Inc. REIT	455	72,209
Sovran Self Storage, Inc. REIT	300	17,055
Standard Chartered PLC (United Kingdom)	2,895	63,985
Starwood Property Trust, Inc. REIT	1,100	25,905
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,539	47,644
SVB Financial Group*	444	25,748
T. Rowe Price Group, Inc.	1,984	121,897
Tanger Factory Outlet Centers, Inc. REIT	915	30,698
Taylor Capital Group, Inc.*	1,300	21,892
Texas Capital Bancshares, Inc.*	400	18,408
Tompkins Financial Corp.	600	23,304
Two Harbors Investment Corp. REIT	2,300	26,657
U.S. Bancorp	3,000	100,230
UBS AG (Switzerland)	4,408	49,420
Washington Real Estate Investment Trust REIT	809	21,730
Wells Fargo & Co.	8,597	292,555

Westpac Banking Corp. (Australia)	3,348	85,704
Visa, Inc., Class A	1,287	165,058
Zurich Financial Services AG (Switzerland)	171	41,197

		4,857,397

Industrial - 7.7%
ABB Ltd. (Switzerland)	2,497	43,539
Actuant Corp., Class A	612	17,209
Acuity Brands, Inc.	544	34,903
Altra Holdings, Inc.	1,400	25,774
AO Smith Corp.	437	23,908
Apogee Enterprises, Inc.	1,300	20,540
Boeing (The) Co.	1,200	85,680
Bristow Group, Inc.	400	18,756
Builders FirstSource, Inc.*	4,500	20,025
Caterpillar, Inc.	1,133	96,679
Chart Industries, Inc.*	300	20,940
Clean Harbors, Inc.*	429	23,333
Colfax Corp.*	1,000	32,890
Cummins, Inc.	400	38,844
Darling International, Inc.*	1,100	18,282
East Japan Railway Co. (Japan)	400	26,769
Eaton Corp.	2,776	124,143
EMCOR Group, Inc.	700	19,341
Emerson Electric Co.	1,242	62,994
EnerSys*	622	23,170
Fabrinet (Cayman Islands)*	2,000	23,960
Fanuc Corp. (Japan)	245	40,020
FedEx Corp.	466	40,836
FEI Co.	400	21,484
General Dynamics Corp.	635	41,599
General Electric Co.	18,117	375,204
Genesee & Wyoming, Inc., Class A*	437	27,776
Golar LNG Ltd. (Bermuda)	612	23,941
Graphic Packaging Holding Co.*	3,900	21,801
Hexcel Corp.*	1,000	22,670
Hitachi Ltd. (Japan)	7,374	42,286
Ingersoll-Rand PLC (Ireland)	2,384	111,476
Komatsu Ltd. (Japan)	1,011	19,884
Koninklijke Philips Electronics NV (Netherlands)	1,147	26,429
Middleby Corp.*	200	23,030
Mitsubishi Electric Corp. (Japan)	2,334	18,958
Mueller Industries, Inc.	400	17,240
Powell Industries, Inc.*	600	22,752
Robbins & Myers, Inc.	650	38,883
Rolls-Royce Holdings PLC (United Kingdom)	2,344	30,567
Sauer-Danfoss, Inc.	437	16,663
Schneider Electric S.A. (France)	647	40,948
Siemens AG (Germany)	1,008	95,827
Smith & Wesson Holding Corp.*	2,300	18,492
Stanley Black & Decker, Inc.	1,412	92,881
Tetra Tech, Inc.*	700	18,158
Tredegar Corp.	1,500	24,270
Triumph Group, Inc.	437	25,971
Union Pacific Corp.	800	97,152
United Parcel Service, Inc., Class B	1,617	119,350
United Technologies Corp.	1,500	119,774
Vinci S.A. (France)	472	20,580
Woodward, Inc.	800	27,944

		2,486,525

Technology - 9.7%
Accelrys, Inc.*	2,600	19,994
Activision Blizzard, Inc.	8,486	99,795
Apple, Inc.	1,456	968,589
Applied Materials, Inc.	10,800	126,252
ASML Holding NV (Netherlands)	492	27,929
Aspen Technology, Inc.*	1,000	24,380
Athenahealth, Inc.*	400	35,348
CACI International, Inc., Class A*	224	11,959
Canon, Inc. (Japan)	1,537	50,939
Cirrus Logic, Inc.*	800	33,336
Citrix Systems, Inc.*	1,500	116,535
Commvault Systems, Inc.*	500	25,210
Concur Technologies, Inc.*	596	43,150
Cray, Inc.*	1,800	20,538
Dell, Inc.*	3,100	32,829
EMC Corp.*	3,800	99,902
EPIQ Systems, Inc.	1,575	18,459

Fidelity National Information Services, Inc.	2,300	72,450
Hewlett-Packard Co.	3,675	62,034
International Business Machines Corp.	1,940	378,009
Jack Henry & Associates, Inc.	806	29,790
JDA Software Group, Inc.*	500	15,400
Mentor Graphics Corp.*	1,300	21,489
Microsemi Corp.*	875	17,421
Microsoft Corp.	13,964	430,371
MKS Instruments, Inc.	600	16,266
Netsuite, Inc.*	800	45,504
Parametric Technology Corp.*	1,152	24,480
Progress Software Corp.*	700	13,461
QLIK Technologies, Inc.*	1,187	25,105
SAP AG (Germany)	1,092	72,141
Solarwinds, Inc.*	900	49,392
SYNNEX Corp.*	400	13,812
Syntel, Inc.	400	23,320
Ultimate Software Group, Inc.*	300	29,757
Veeco Instruments, Inc.*	400	13,720

		3,109,066

Utilities - 1.6%
Centrica PLC (United Kingdom)	6,226	32,308
Cleco Corp.	600	24,558
Dominion Resources, Inc.	900	47,232
E.ON AG (Germany)	1,813	41,786
Edison International	2,600	113,854
GDF Suez (France)	1,982	48,904
National Grid PLC (United Kingdom)	5,232	56,801
New Jersey Resources Corp.	400	17,924
Piedmont Natural Gas Co., Inc.	621	19,394
SJW Corp.	900	21,042
WGL Holdings, Inc.	500	19,520
Wisconsin Energy Corp.	1,800	68,328

		511,651

TOTAL COMMON STOCKS
(Cost $23,789,175)		24,958,171

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	151	26,723

TOTAL PREFERRED STOCKS
(Cost $32,294)		26,723

	Principal Amount	Value
CORPORATE BONDS - 20.2%
Basic Materials - 0.8%
Barrick North America Finance LLC
5.70%, 5/30/41	75,000	86,594
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	40,000	41,986
Ecolab, Inc.
5.50%, 12/08/41	35,000	44,060
International Paper Co.
6.00%, 11/15/41	35,000	41,862
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	35,000	40,415

		254,917

Communications - 2.7%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	40,000	51,990
AT&T, Inc.
5.55%, 8/15/41	235,000	293,262
Cisco Systems, Inc.
5.90%, 2/15/39	160,000	214,044
Corning, Inc.
4.75%, 3/15/42	40,000	43,545
Discovery Communications LLC
4.95%, 5/15/42	80,000	88,497
Verizon Communications, Inc.
6.00%, 4/01/41	30,000	39,775
Viacom, Inc.
4.50%, 2/27/42	85,000	88,962
Walt Disney (The) Co., Series E
4.125%, 12/01/41	40,000	45,814

		865,889

Consumer, Cyclical - 0.9%
Home Depot, Inc.
5.95%, 4/01/41	30,000	41,234
Lowe’s Cos., Inc.
5.125%, 11/15/41	110,000	127,109
McDonald’s Corp., MTN
3.70%, 2/15/42	125,000	131,413

		299,756

Consumer, Non-cyclical - 4.2%
Amgen, Inc.
5.65%, 6/15/42	185,000	216,581
Archer-Daniels-Midland Co.
5.765%, 3/01/41	65,000	86,256
Diageo Investment Corp.
4.25%, 5/11/42	40,000	44,388
Express Scripts Holding Co. 144A
6.125%, 11/15/41	35,000	45,759
General Mills, Inc.
5.40%, 6/15/40	35,000	44,049
Gilead Sciences, Inc.
5.65%, 12/01/41	70,000	89,448
Johnson & Johnson
5.95%, 8/15/37	118,000	170,560
Kimberly-Clark Corp.
5.30%, 3/01/41	35,000	46,362
Medtronic, Inc.
4.50%, 3/15/42	35,000	40,699
PepsiCo, Inc.
4.00%, 3/05/42	40,000	42,954
Philip Morris International, Inc.
4.50%, 3/20/42	80,000	89,552
Procter & Gamble (The) Co.
5.55%, 3/05/37	217,000	299,405
UnitedHealth Group, Inc.
4.625%, 11/15/41	55,000	61,417
WellPoint, Inc.
4.625%, 5/15/42	60,000	60,025

		1,337,455

Energy - 2.3%
Apache Corp.
4.75%, 4/15/43	35,000	40,297
Baker Hughes, Inc.
5.125%, 9/15/40	35,000	43,429
Devon Energy Corp.
4.75%, 5/15/42	80,000	86,762
Enterprise Products Operating LLC
4.85%, 8/15/42	120,000	125,007
Halliburton Co.
4.50%, 11/15/41	40,000	45,000
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	35,000	39,715
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	176,000	257,671
Transcanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	65,000	90,320

		728,201

Financial - 2.1%
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	40,000	42,967
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.25%, 5/24/41	35,000	41,410
General Electric Capital Corp.
2.10%, 1/07/14	260,000	265,241
HSBC Holdings PLC (United Kingdom)
6.10%, 1/14/42	35,000	47,017
JPMorgan Chase & Co.
5.60%, 7/15/41	115,000	141,508
MetLife, Inc.
5.875%, 2/06/41	35,000	45,075
Simon Property Group LP
4.75%, 3/15/42	40,000	44,229
Travelers (The) Cos., Inc.
5.35%, 11/01/40	35,000	45,104

		672,551

Industrial - 2.0%
Caterpillar, Inc.
5.20%, 5/27/41	100,000	129,736
Deere & Co.
3.90%, 6/09/42	40,000	42,368

Dover Corp.
5.375%, 3/01/41	35,000	45,846
Illinois Tool Works, Inc.
4.875%, 9/15/41	35,000	41,636
Koninklijke Philips Electronics NV (Netherlands)
5.00%, 3/15/42	40,000	46,040
Norfolk Southern Corp.
4.837%, 10/01/41	115,000	134,258
7.90%, 5/15/97	27,000	43,152
Sonoco Products Co.
5.75%, 11/01/40	35,000	41,365
Stanley Black & Decker, Inc.
5.20%, 9/01/40	75,000	86,032
Union Pacific Corp.
4.75%, 9/15/41	35,000	39,949

		650,382

Technology - 0.8%
Applied Materials, Inc.
5.85%, 6/15/41	35,000	44,994
Intel Corp.
4.80%, 10/01/41	35,000	41,876
Microsoft Corp.
4.50%, 10/01/40	35,000	42,199
Oracle Corp.
5.375%, 7/15/40	98,000	126,141

		255,210

Utilities - 4.4%
AGL Capital Corp.
5.875%, 3/15/41	30,000	40,194
Alabama Power Co., Series 11-C
5.20%, 6/01/41	55,000	70,301
Arizona Public Service Co.
5.05%, 9/01/41	60,000	71,425
Duke Energy Indiana, Inc.
6.45%, 4/01/39	90,000	128,671
Florida Power & Light Co.
5.95%, 2/01/38	121,000	168,273
4.125%, 2/01/42	110,000	123,822
Georgia Power Co.
4.30%, 3/15/42	110,000	119,257
Nevada Power Co.
5.45%, 5/15/41	55,000	69,728
Puget Sound Energy, Inc.
4.434%, 11/15/41	95,000	110,335
Southern California Edison Co.
6.05%, 3/15/39	193,000	271,616
Southern California Gas Co.
5.125%, 11/15/40	91,000	118,489
Southern Power Co.
5.15%, 9/15/41	105,000	122,975

		1,415,086

TOTAL CORPORATE BONDS
(Cost $6,529,123)		6,479,447

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.6%
United States Treasury Bonds/Notes - 1.6%
4.50%, 2/15/36	69,000	94,163
4.50%, 8/15/39	62,400	86,171
4.375%, 11/15/39	32,400	43,943
4.625%, 2/15/40	83,900	118,155
4.375%, 5/15/41	130,000	176,840

		519,272

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $470,866)		519,272

TOTAL INVESTMENTS - 99.5%
(Cost $30,821,458)(b)		$31,983,613
Other assets less liabilities - 0.5%		169,247

NET ASSETS - 100.0%		$32,152,860

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-Income producing securities.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012 the aggregate market value of this security amounted to $45,759 or 0.1% of net assets.

(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG (Common Stock)	$40,314	$—	$—	$(361)	$—	$39,953	$936

(b)	At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $30,854,629. The net unrealized appreciation was $1,128,984 which consisted of aggregate gross unrealized appreciation of $3,492,928 and aggregate gross unrealized depreciation of $2,363,944.

SCHEDULE OF INVESTMENTS

DB-X 2040 TARGET DATE FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.2%
Basic Materials - 4.4%
Air Liquide S.A. (France)	465	$54,833
Anglo American PLC (United Kingdom)	2,003	55,676
BASF SE (Germany)	1,282	99,883
BHP Billiton Ltd. (Australia)	4,611	151,487
BHP Billiton PLC (United Kingdom)	2,874	83,812
Coeur d’Alene Mines Corp.*	900	20,691
Dow Chemical (The) Co.	2,453	71,897
E.I. du Pont de Nemours & Co.	2,003	99,649
Freeport-McMoRan Copper & Gold, Inc.	1,856	67,020
Gold Resource Corp.	700	13,272
HB Fuller Co.	600	18,246
International Paper Co.	3,600	124,416
Linde AG (Germany)	246	38,838
Monsanto Co.	900	78,399
NewMarket Corp.	100	24,612
Rio Tinto Ltd. (Australia)	546	27,784
Rio Tinto PLC (United Kingdom)	1,962	85,248
Sensient Technologies Corp.	600	21,510
Sherwin-Williams (The) Co.	1,000	143,079
Syngenta AG (Switzerland)	123	41,564
Xstrata PLC (United Kingdom)	2,463	37,251

		1,359,167

Communications - 9.1%
Amazon.com, Inc.*	830	206,031
Anixter International, Inc.	360	21,647
Arris Group, Inc.*	1,300	17,719
AT&T, Inc.	10,978	402,234
Bankrate, Inc.*	1,400	24,052
Brightcove, Inc.*	1,800	23,256
BT Group PLC, Class A (United Kingdom)	10,365	35,824
Centurylink, Inc.	1,100	46,486
Cisco Systems, Inc.	10,775	205,587
Comcast Corp., Class A	4,928	165,237
Consolidated Communications Holdings, Inc.	1,700	27,676
Corning, Inc.	3,252	38,991
Deutsche Telekom AG (Germany)	3,332	39,837
Finisar Corp.*	1,300	17,862
France Telecom S.A. (France)	2,339	32,417
Google, Inc., Class A*	641	439,143
Leap Wireless International, Inc.*	4,400	24,068
Meredith Corp.	500	16,280
Netgear, Inc.*	500	18,285
News Corp., Class A	2,829	66,170
Softbank Corp. (Japan)	1,300	52,963
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	5,781	54,129
Telefonica S.A. (Spain)	6,187	78,299
Thomson Reuters Corp. (Canada)	1,556	44,268
Time Warner, Inc.	1,668	69,305
Verizon Communications, Inc.	5,217	224,018
Viasat, Inc.*	500	19,350
Vodafone Group PLC (United Kingdom)	68,144	196,449
Vonage Holdings Corp.*	14,700	31,458
Walt Disney (The) Co.	3,206	158,601

		2,797,642

Consumer, Cyclical - 9.4%
Arctic Cat, Inc.*	700	30,282
Ascena Retail Group, Inc.*	1,850	36,630
Bayerische Motoren Werke AG (Germany)	506	36,776
Carter’s, Inc.*	700	38,997
Cash America International, Inc.	389	15,101
Cie Financiere Richemont S.A. (Switzerland)*	806	49,539

Cinemark Holdings, Inc.	1,531	35,856
Coinstar, Inc.*	400	20,448
Columbia Sportswear Co.	507	26,511
Compass Group PLC (United Kingdom)	2,626	29,572
CVS Caremark Corp.	2,296	104,583
Daimler AG (Germany)	1,263	62,088
Dana Holding Corp.	1,866	25,490
Dr Horton, Inc.	2,500	47,475
DTS, Inc.*	1,500	33,675
Ford Motor Co.	7,667	71,610
Gaylord Entertainment Co.*	600	24,324
GNC Holdings, Inc., Class A	1,100	42,735
Hennes & Mauritz AB, Class B (Sweden)	1,460	52,829
Honda Motor Co. Ltd. (Japan)	2,449	77,317
Inditex S.A. (Spain)	301	33,544
JetBlue Airways Corp.*	3,100	15,190
Kohl’s Corp.	1,900	99,180
Krispy Kreme Doughnuts, Inc.*	4,000	29,520
Las Vegas Sands Corp.	1,800	76,302
Lennar Corp., Class A	1,500	48,645
Life Time Fitness, Inc.*	500	23,740
Lions Gate Entertainment Corp. (Canada)*	1,800	26,604
Lowe’s Cos., Inc.	2,600	74,048
Maidenform Brands, Inc.*	1,300	28,847
MDC Holdings, Inc.	600	20,808
Men’s Wearhouse, (The), Inc.	519	16,400
Mitsubishi Corp. (Japan)	1,743	32,033
Mitsui & Co. Ltd. (Japan)	2,351	32,817
Nike, Inc., Class B	934	90,934
Nissan Motor Co. Ltd. (Japan)	3,700	34,496
Nu Skin Enterprises, Inc., Class A	778	32,279
Penske Automotive Group, Inc.	1,244	33,140
Red Robin Gourmet Burgers, Inc.*	700	21,707
Ross Stores, Inc.	2,000	138,380
Ruby Tuesday, Inc.*	3,800	25,688
Saks, Inc.*	2,333	27,413
SIX Flags Entertainment Corp.	600	33,138
Southwest Airlines Co.	6,600	59,004
Systemax, Inc.*	2,100	24,465
Target Corp.	1,300	83,317
Tenneco, Inc.*	800	24,296
Toyota Motor Corp. (Japan)	3,887	153,643
VF Corp.	1,000	152,680
Wabash National Corp.*	4,300	28,767
Wal-Mart Stores, Inc.	6,044	438,795
Warnaco Group, (The), Inc.*	502	25,813
Watsco, Inc.	399	30,109
World Fuel Services Corp.	674	25,080

		2,902,660

Consumer, Non-cyclical - 19.0%
Abbott Laboratories	2,813	184,364
Acacia Research - Acacia Technologies*	400	10,536
Accuray, Inc.*	4,200	25,746
Aetna, Inc.	3,400	130,593
Align Technology, Inc.*	1,100	37,345
Amsurg Corp.*	400	11,764
Anheuser-Busch InBev NV (Belgium)	1,043	87,796
Ariad Pharmaceuticals, Inc.*	2,000	41,120
AstraZeneca PLC (United Kingdom)	1,814	84,608
Avanir Pharmaceuticals, Inc., Class A*	8,200	27,224
Bayer AG (Germany)	1,191	92,582
Becton Dickinson and Co.	1,800	136,764
BioScrip, Inc.*	3,700	31,450
Bristol-Myers Squibb Co.	3,200	105,632
British American Tobacco PLC (United Kingdom)	2,674	140,223
Capella Education Co.*	900	27,963
Centene Corp.*	714	28,996
Cepheid, Inc.*	800	30,192
Chemocentryx, Inc.*	1,800	18,900
Coca-Cola (The) Co.	8,406	314,385

CONMED Corp.	400	10,808
Convergys Corp.	1,400	21,714
Costar Group, Inc.*	300	24,375
CSL Ltd. (Australia)	730	33,519
DANONE S.A. (France)	824	51,465
Diageo PLC (United Kingdom)	3,276	89,759
Dollar Thrifty Automotive Group, Inc.*	300	26,148
Fresh Del Monte Produce, Inc.	600	14,820
Fresh Market, (The), Inc.*	600	34,632
FTI Consulting, Inc.*	600	15,606
Geo Group, (The), Inc.*	800	21,048
GlaxoSmithKline PLC (United Kingdom)	7,375	166,926
Hain Celestial Group, (The), Inc.*	500	34,495
Hanger, Inc.*	500	14,305
Harris Teeter Supermarkets, Inc.	573	22,387
Imperial Tobacco Group PLC (United Kingdom)	1,257	49,035
Incyte Corp. Ltd.*	1,300	26,013
JM Smucker (The) Co.	1,100	93,467
Johnson & Johnson	4,960	334,453
Kraft Foods, Inc., Class A	3,235	134,350
Live Nation Entertainment, Inc.*	2,877	24,512
Magellan Health Services, Inc.*	267	13,246
MasterCard, Inc., Class A	229	96,844
Medivation, Inc.*	400	41,944
Medtronic, Inc.	1,900	77,254
Merck & Co., Inc.	5,063	217,962
Nestle S.A. (Switzerland)	4,459	277,809
Novartis AG (Switzerland)	3,253	192,086
Novo Nordisk A/S, Class B (Denmark)	519	81,913
Onyx Pharmaceuticals, Inc.*	500	35,960
Pfizer, Inc.	13,574	323,876
Pharmacyclics, Inc.*	700	46,844
Pilgrim’s Pride Corp.*	5,200	27,664
Procter & Gamble (The) Co.	4,924	330,844
Quad/Graphics, Inc.	1,600	29,312
Questcor Pharmaceuticals, Inc.*	800	34,752
Reckitt Benckiser Group PLC (United Kingdom)	923	52,191
Rent-A-Center, Inc.	800	28,224
Roche Holding AG (Switzerland)	984	179,529
Rollins, Inc.	1,702	39,622
Sabmiller PLC (United Kingdom)	1,290	56,951
Salix Pharmaceuticals Ltd.*	778	34,201
Sanofi (France)	1,117	91,589
Santarus, Inc.*	3,700	22,866
Seaboard Corp.*	13	27,159
Seattle Genetics, Inc.*	1,400	37,156
Select Medical Holdings Corp.*	2,566	26,558
Sequenom, Inc.*	7,000	25,690
Spectrum Brands Holdings, Inc.*	600	22,098
Takeda Pharmaceutical Co. Ltd. (Japan)	981	45,980
Tesco PLC (United Kingdom)	13,058	69,813
Teva Pharmaceutical Industries Ltd. (Israel)	1,185	47,266
TNS, Inc.*	1,400	20,454
TreeHouse Foods, Inc.*	466	24,209
Unilever NV (Netherlands)	2,268	79,275
Unilever PLC (United Kingdom)	1,772	63,722
United Natural Foods, Inc.*	600	34,488
UnitedHealth Group, Inc.	2,225	120,818
Viropharma, Inc.*	1,000	26,600
Woolworths Ltd. (Australia)	1,710	52,344

		5,869,133

Diversified - 0.3%
Hutchison Whampoa Ltd. (Hong Kong)	3,000	26,243
LVMH Moet Hennessy Louis Vuitton S.A. (France)	370	60,537

		86,780

Energy - 10.2%
BG Group PLC (United Kingdom)	4,583	93,759
BP PLC (United Kingdom)	24,912	174,638
Cameron International Corp.*	2,100	114,891

Cheniere Energy, Inc.*	2,400	35,424
Chevron Corp.	3,634	407,589
ConocoPhillips	2,348	133,343
Continental Resources, Inc.*	1,600	118,496
CVR Energy, Inc.*	900	26,838
Dril-Quip, Inc.*	508	35,580
Energy XXI Bermuda Ltd. (Bermuda)	900	29,601
ENI S.p.A (Italy)	3,471	77,091
Exxon Mobil Corp.	8,633	753,661
Helix Energy Solutions Group, Inc.*	1,200	21,144
Hess Corp.	3,100	156,643
Kodiak Oil & Gas Corp.*	2,600	23,244
McMoRan Exploration Co.*	1,500	18,945
Oasis Petroleum, Inc.*	1,000	29,330
Royal Dutch Shell PLC, Class A (United Kingdom)	5,020	175,736
Royal Dutch Shell PLC, Class B (United Kingdom)	3,580	129,164
Schlumberger Ltd. (Netherland Antilles)	2,571	186,089
Southwestern Energy Co.*	2,803	87,257
Statoil ASA (Norway)	1,410	36,221
Targa Resources Corp.	500	22,635
Tesco Corp.*	2,300	23,368
Total S.A. (France)	2,983	149,294
Vantage Drilling Co.*	15,200	23,104
Williams (The) Cos., Inc.	1,200	38,724
Woodside Petroleum Ltd. (Australia)	903	32,009

		3,153,818

Financial - 18.1%
AIA Group Ltd. (Hong Kong)	13,400	46,042
Alexander’s, Inc. REIT	50	22,482
Allianz SE (Germany)	599	65,892
Alterra Capital Holdings Ltd. (Bermuda)	1,200	27,564
American Campus Communities, Inc. REIT	776	36,177
American Express Co.	2,255	131,467
American International Group, Inc.*	3,300	113,289
American Tower Corp., Class A REIT	700	49,280
AON PLC (United Kingdom)	2,900	150,684
Australia & New Zealand Banking Group Ltd. (Australia)	3,547	90,981
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	7,372	56,433
Banco Santander S.A. (Spain)*	22,617	161,644
Bank of America Corp.	19,911	159,089
Barclays PLC (United Kingdom)	21,589	62,838
Berkshire Hathaway, Inc., Class B*	4,484	378,180
BioMed Realty Trust, Inc. REIT	2,256	41,804
BNP Paribas (France)	1,433	62,417
Boston Properties, Inc. REIT	1,300	145,768
CBL & Associates Properties, Inc. REIT	1,944	41,543
Citigroup, Inc.	5,857	174,011
Citizens, Inc.*	2,600	25,402
Commonwealth Bank of Australia (Australia)	2,111	119,421
Credit Acceptance Corp.*	266	26,190
Deutsche Bank AG (Germany)(a)	1,545	55,065
Equity Lifestyle Properties, Inc. REIT	490	33,692
Equity One, Inc. REIT	1,284	27,221
Equity Residential REIT	544	32,858
Extra Space Storage, Inc. REIT	1,100	37,521
Franklin Resources, Inc.	448	52,595
Goldman Sachs Group, (The), Inc.	913	96,522
Hancock Holding Co.	1,000	29,640
Hatteras Financial Corp. REIT	1,200	34,788
Highwoods Properties, Inc. REIT	816	26,610
Home Properties, Inc. REIT	466	29,754
HSBC Holdings PLC (United Kingdom)	26,477	230,082
ING Groep NV (Netherlands)*	5,507	42,219
Invesco Mortgage Capital, Inc. REIT	1,400	28,686
JPMorgan Chase & Co.	7,107	263,954
Kilroy Realty Corp. REIT	700	33,047
LaSalle Hotel Properties REIT	934	25,452
Marsh & McLennan Cos., Inc.	1,000	34,170
Meadowbrook Insurance Group, Inc.	2,700	20,493
MFA Financial, Inc. REIT	4,122	33,759

Mid-America Apartment Communities, Inc. REIT	440	29,920
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,764	76,219
Mizuho Financial Group, Inc. (Japan)	31,130	50,094
Monmouth Real Estate Investment Corp., Class A REIT	2,300	25,691
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	236	35,013
National Australia Bank Ltd. (Australia)	2,868	74,721
National Retail Properties, Inc. REIT	1,150	35,719
Ocwen Financial Corp.*	1,500	38,595
OMEGA Healthcare Investors, Inc. REIT	1,273	30,577
Post Properties, Inc. REIT	800	40,840
Primerica, Inc.	800	23,328
ProAssurance Corp.	308	27,483
ProLogis, Inc. REIT	4,000	136,680
Prudential PLC (United Kingdom)	3,424	42,801
PS Business Parks, Inc. REIT	300	20,451
Public Storage REIT	312	45,415
Republic Bancorp, Inc., Class A	1,200	27,060
Signature Bank*	622	40,200
Simon Property Group, Inc. REIT	533	84,587
Sovran Self Storage, Inc. REIT	300	17,055
Standard Chartered PLC (United Kingdom)	3,287	72,649
Starwood Property Trust, Inc. REIT	1,300	30,615
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,752	54,238
SVB Financial Group*	422	24,472
T. Rowe Price Group, Inc.	2,244	137,871
Tanger Factory Outlet Centers, Inc. REIT	996	33,416
Taylor Capital Group, Inc.*	1,600	26,944
Texas Capital Bancshares, Inc.*	400	18,408
Tompkins Financial Corp.	700	27,188
Two Harbors Investment Corp. REIT	2,400	27,816
U.S. Bancorp	3,400	113,594
UBS AG (Switzerland)	5,925	66,428
Washington Real Estate Investment Trust REIT	875	23,503
Wells Fargo & Co.	9,571	325,702
Westpac Banking Corp. (Australia)	3,992	102,189
Visa, Inc., Class A	1,417	181,730
Zurich Financial Services AG (Switzerland)	242	58,303

		5,584,241

Industrial - 9.2%
ABB Ltd. (Switzerland)	2,929	51,071
Actuant Corp., Class A	800	22,496
Acuity Brands, Inc.	544	34,903
Altra Holdings, Inc.	1,800	33,138
AO Smith Corp.	500	27,355
Apogee Enterprises, Inc.	1,600	25,280
Boeing (The) Co.	1,400	99,960
Bristow Group, Inc.	400	18,756
Builders FirstSource, Inc.*	5,500	24,475
Caterpillar, Inc.	1,283	109,478
Chart Industries, Inc.*	400	27,920
Clean Harbors, Inc.*	676	36,768
Colfax Corp.*	1,200	39,468
Cummins, Inc.	400	38,844
Darling International, Inc.*	1,300	21,606
East Japan Railway Co. (Japan)	500	33,461
Eaton Corp.	3,198	143,015
EMCOR Group, Inc.	800	22,104
Emerson Electric Co.	1,494	75,776
EnerSys*	622	23,170
Fabrinet (Cayman Islands)*	2,400	28,752
Fanuc Corp. (Japan)	234	38,223
FedEx Corp.	644	56,434
FEI Co.	500	26,855
General Dynamics Corp.	772	50,574
General Electric Co.	20,215	418,653
Genesee & Wyoming, Inc., Class A*	600	38,136
Golar LNG Ltd. (Bermuda)	700	27,384
Graphic Packaging Holding Co.*	4,200	23,478
Hexcel Corp.*	1,200	27,204
Hitachi Ltd. (Japan)	7,000	40,141

Ingersoll-Rand PLC (Ireland)	2,734	127,842
Komatsu Ltd. (Japan)	1,088	21,399
Koninklijke Philips Electronics NV (Netherlands)	1,235	28,457
Middleby Corp.*	200	23,030
Mitsubishi Electric Corp. (Japan)	2,333	18,950
Mueller Industries, Inc.	400	17,240
Powell Industries, Inc.*	700	26,544
Robbins & Myers, Inc.	700	41,874
Rolls-Royce Holdings PLC (United Kingdom)	2,683	34,987
Sauer-Danfoss, Inc.	500	19,065
Schneider Electric S.A. (France)	626	39,619
Siemens AG (Germany)	1,175	111,704
Smith & Wesson Holding Corp.*	2,800	22,512
Stanley Black & Decker, Inc.	1,700	111,826
Tetra Tech, Inc.*	800	20,752
Tredegar Corp.	1,800	29,124
Triumph Group, Inc.	500	29,715
Union Pacific Corp.	900	109,296
United Parcel Service, Inc., Class B	1,758	129,758
United Technologies Corp.	1,800	143,730
Vinci S.A. (France)	696	30,346
Woodward, Inc.	1,000	34,930

		2,857,578

Technology - 11.6%
Accelrys, Inc.*	3,200	24,608
Activision Blizzard, Inc.	9,900	116,424
Apple, Inc.	1,681	1,118,268
Applied Materials, Inc.	12,300	143,787
ASML Holding NV (Netherlands)	587	33,322
Aspen Technology, Inc.*	1,000	24,380
Athenahealth, Inc.*	500	44,185
CACI International, Inc., Class A*	259	13,828
Canon, Inc. (Japan)	1,800	59,655
Cirrus Logic, Inc.*	900	37,503
Citrix Systems, Inc.*	1,800	139,842
Commvault Systems, Inc.*	600	30,252
Concur Technologies, Inc.*	668	48,363
Cray, Inc.*	2,200	25,102
Dell, Inc.*	3,400	36,006
EMC Corp.*	4,300	113,047
EPIQ Systems, Inc.	1,800	21,096
Fidelity National Information Services, Inc.	2,600	81,900
Hewlett-Packard Co.	4,200	70,896
International Business Machines Corp.	2,313	450,688
Jack Henry & Associates, Inc.	911	33,671
JDA Software Group, Inc.*	500	15,400
Mentor Graphics Corp.*	1,500	24,795
Microsemi Corp.*	1,000	19,910
Microsoft Corp.	16,048	494,599
MKS Instruments, Inc.	700	18,977
Netsuite, Inc.*	800	45,504
Parametric Technology Corp.*	1,523	32,364
Progress Software Corp.*	800	15,384
QLIK Technologies, Inc.*	1,300	27,495
SAP AG (Germany)	1,239	81,852
Solarwinds, Inc.*	1,000	54,880
SYNNEX Corp.*	400	13,812
Syntel, Inc.	500	29,150
Ultimate Software Group, Inc.*	300	29,757
Veeco Instruments, Inc.*	500	17,150

		3,587,852

Utilities - 1.9%
Centrica PLC (United Kingdom)	7,125	36,973
Cleco Corp.	700	28,651
Dominion Resources, Inc.	1,100	57,728
E.ON AG (Germany)	2,157	49,715
Edison International	3,000	131,370
GDF Suez (France)	1,762	43,476
National Grid PLC (United Kingdom)	5,185	56,290

New Jersey Resources Corp.	500	22,405
Piedmont Natural Gas Co., Inc.	1,012	31,605
SJW Corp.	1,100	25,718
WGL Holdings, Inc.	700	27,328
Wisconsin Energy Corp.	2,000	75,920

		587,179

TOTAL COMMON STOCKS
(Cost $27,512,782)		28,786,050

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	175	30,970

TOTAL PREFERRED STOCKS
(Cost $37,426)		30,970

	Principal Amount	Value
CORPORATE BONDS - 3.2%
Basic Materials - 0.1%
Barrick North America Finance LLC
5.70%, 5/30/41	15,000	17,319
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	5,000	5,248
International Paper Co.
6.00%, 11/15/41	5,000	5,980
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	5,000	5,774

		34,321

Communications - 0.5%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	13,000	16,897
AT&T, Inc.
5.55%, 8/15/41	35,000	43,676
Cisco Systems, Inc.
5.90%, 2/15/39	20,000	26,756
Corning, Inc.
4.75%, 3/15/42	5,000	5,443
Discovery Communications LLC
4.95%, 5/15/42	15,000	16,594
Verizon Communications, Inc.
6.00%, 4/01/41	8,000	10,607
Viacom, Inc.
4.50%, 2/27/42	15,000	15,699
Walt Disney (The) Co., Series E
4.125%, 12/01/41	7,000	8,017

		143,689

Consumer, Cyclical - 0.2%
Home Depot, Inc.
5.95%, 4/01/41	10,000	13,745
Lowe’s Cos., Inc.
5.125%, 11/15/41	15,000	17,333
McDonald’s Corp., MTN
3.70%, 2/15/42	20,000	21,026

		52,104

Consumer, Non-cyclical - 0.6%
Amgen, Inc.
5.65%, 6/15/42	30,000	35,121
Archer-Daniels-Midland Co.
5.765%, 3/01/41	10,000	13,270
Diageo Investment Corp.
4.25%, 5/11/42	5,000	5,549
General Mills, Inc.
5.40%, 6/15/40	7,000	8,810
Gilead Sciences, Inc.
5.65%, 12/01/41	10,000	12,778
Johnson & Johnson
5.95%, 8/15/37	15,000	21,681

Kimberly-Clark Corp.
5.30%, 3/01/41	5,000	6,623
Medtronic, Inc.
4.50%, 3/15/42	5,000	5,814
PepsiCo, Inc.
4.00%, 3/05/42	5,000	5,369
Philip Morris International, Inc.
4.50%, 3/20/42	15,000	16,791
Procter & Gamble (The) Co.
5.55%, 3/05/37	31,000	42,773
UnitedHealth Group, Inc.
4.625%, 11/15/41	10,000	11,167
WellPoint, Inc.
4.625%, 5/15/42	10,000	10,004

		195,750

Energy - 0.4%
Apache Corp.
4.75%, 4/15/43	5,000	5,757
Baker Hughes, Inc.
5.125%, 9/15/40	5,000	6,204
Devon Energy Corp.
4.75%, 5/15/42	15,000	16,268
Enterprise Products Operating LLC
4.85%, 8/15/42	20,000	20,835
Halliburton Co.
4.50%, 11/15/41	5,000	5,625
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	5,000	5,674
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	25,000	36,600
Transcanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	10,000	13,895

		110,858

Financial - 0.3%
General Electric Capital Corp.
2.10%, 1/07/14	40,000	40,807
JPMorgan Chase & Co.
5.50%, 10/15/40	28,000	33,698
MetLife, Inc.
5.875%, 2/06/41	5,000	6,439
Simon Property Group LP
4.75%, 3/15/42	10,000	11,057
Travelers (The) Cos., Inc.
5.35%, 11/01/40	10,000	12,887

		104,888

Industrial - 0.3%
Caterpillar, Inc.
5.20%, 5/27/41	12,000	15,568
Deere & Co.
3.90%, 6/09/42	10,000	10,592
Dover Corp.
5.375%, 3/01/41	5,000	6,550
Illinois Tool Works, Inc.
4.875%, 9/15/41	5,000	5,948
Koninklijke Philips Electronics NV (Netherlands)
5.00%, 3/15/42	5,000	5,755
Norfolk Southern Corp.
4.837%, 10/01/41	15,000	17,512
7.90%, 5/15/97	7,000	11,187
Sonoco Products Co.
5.75%, 11/01/40	7,000	8,273
Stanley Black & Decker, Inc.
5.20%, 9/01/40	10,000	11,471
Union Pacific Corp.
4.75%, 9/15/41	7,000	7,990

		100,846

Technology - 0.1%
Applied Materials, Inc.
5.85%, 6/15/41	5,000	6,428
Intel Corp.
4.80%, 10/01/41	5,000	5,982

Oracle Corp.
5.375%, 7/15/40	22,000	28,317

		40,727

Utilities - 0.7%
Arizona Public Service Co.
5.05%, 9/01/41	15,000	17,856
Duke Energy Indiana, Inc.
6.45%, 4/01/39	20,000	28,594
Florida Power & Light Co.
5.95%, 2/01/38	26,000	36,159
5.25%, 2/01/41	14,000	18,260
Georgia Power Co.
5.40%, 6/01/40	15,000	19,025
Nevada Power Co.
5.45%, 5/15/41	15,000	19,017
Puget Sound Energy, Inc.
4.434%, 11/15/41	20,000	23,228
Southern California Edison Co.
6.05%, 3/15/39	4,000	5,629
Southern California Gas Co.
5.125%, 11/15/40	14,000	18,229
Southern Power Co.
5.15%, 9/15/41	15,000	17,568

		203,565

TOTAL CORPORATE BONDS
(Cost $939,373)		986,748

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 3.1%
United States Treasury Bonds/Notes - 3.1%
4.50%, 2/15/36	10,000	13,647
4.375%, 11/15/39	131,000	177,669
4.625%, 2/15/40	100,000	140,828
4.375%, 5/15/40	88,500	120,166
3.875%, 8/15/40	99,000	124,245
4.75%, 2/15/41	80,000	115,062
4.375%, 5/15/41	95,000	129,230
3.125%, 2/15/42	139,000	152,205

		973,052

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $827,408)		973,052

TOTAL INVESTMENTS - 99.6%
(Cost $29,316,989)(b)		$30,776,820
Other assets less liabilities - 0.4%		126,978

NET ASSETS - 100.0%		$30,903,798

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-Income producing securities.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG (Common Stock)	$46,787	$7,324	$—	$954	$—	$55,065	$1,087

(b)	At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $29,353,522. The net unrealized appreciation was $1,423,298 which consisted of aggregate gross unrealized appreciation of $4,011,820 and aggregate gross unrealized depreciation of $2,588,522.

SCHEDULE OF INVESTMENTS

DB-X IN-TARGET DATE FUND

August 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 32.4%
Basic Materials - 1.6%
Air Liquide S.A. (France)	58	$6,839
Anglo American PLC (United Kingdom)	205	5,698
BASF SE (Germany)	150	11,687
BHP Billiton Ltd. (Australia)	561	18,431
BHP Billiton PLC (United Kingdom)	390	11,373
Coeur d’Alene Mines Corp.*	184	4,230
Dow Chemical (The) Co.	334	9,790
E.I. du Pont de Nemours & Co.	260	12,935
Freeport-McMoRan Copper & Gold, Inc.	234	8,450
Gold Resource Corp.	100	1,896
HB Fuller Co.	100	3,041
International Paper Co.	400	13,824
Linde AG (Germany)	39	6,157
Monsanto Co.	100	8,711
Rio Tinto Ltd. (Australia)	86	4,376
Rio Tinto PLC (United Kingdom)	234	10,167
Sensient Technologies Corp.	100	3,585
Sherwin-Williams (The) Co.	100	14,308
Syngenta AG (Switzerland)	16	5,407
Xstrata PLC (United Kingdom)	345	5,218

		166,123

Communications - 3.0%
Amazon.com, Inc.*	74	18,369
Anixter International, Inc.	100	6,013
Arris Group, Inc.*	200	2,726
AT&T, Inc.	1,365	50,013
Bankrate, Inc.*	200	3,436
Brightcove, Inc.*	200	2,584
BT Group PLC, Class A (United Kingdom)	1,213	4,192
Centurylink, Inc.	100	4,226
Cisco Systems, Inc.	1,239	23,640
Comcast Corp., Class A	581	19,481
Consolidated Communications Holdings, Inc.	200	3,256
Corning, Inc.	391	4,688
Deutsche Telekom AG (Germany)	518	6,193
Finisar Corp.*	200	2,748
France Telecom S.A. (France)	384	5,322
Google, Inc., Class A*	59	40,420
Leap Wireless International, Inc.*	500	2,735
Meredith Corp.	100	3,256
Netgear, Inc.*	100	3,657
News Corp., Class A	292	6,830
Softbank Corp. (Japan)	100	4,074
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	904	8,464
Telefonica S.A. (Spain)	782	9,897
Thomson Reuters Corp. (Canada)	150	4,268
Time Warner, Inc.	234	9,723
Verizon Communications, Inc.	641	27,525
Vodafone Group PLC (United Kingdom)	8,001	23,066
Vonage Holdings Corp.*	1,700	3,638
Walt Disney (The) Co.	397	19,639

		324,079

Consumer, Cyclical - 3.4%
Arctic Cat, Inc.*	100	4,326
Ascena Retail Group, Inc.*	340	6,732
Bayerische Motoren Werke AG (Germany)	65	4,724
Carter’s, Inc.*	100	5,571
Cash America International, Inc.	67	2,601
Cie Financiere Richemont S.A. (Switzerland)*	114	7,007
Cinemark Holdings, Inc.	188	4,403
Columbia Sportswear Co.	23	1,203

Compass Group PLC (United Kingdom)	307	3,457
CVS Caremark Corp.	288	13,118
Daimler AG (Germany)	163	8,013
Dana Holding Corp.	300	4,098
Dr Horton, Inc.	300	5,697
DTS, Inc.*	200	4,490
Ford Motor Co.	1,032	9,639
Gaylord Entertainment Co.*	100	4,054
GNC Holdings, Inc., Class A	100	3,885
Hennes & Mauritz AB, Class B (Sweden)	180	6,513
Honda Motor Co. Ltd. (Japan)	272	8,587
Inditex S.A. (Spain)	32	3,566
JetBlue Airways Corp.*	400	1,960
Kohl’s Corp.	267	13,937
Krispy Kreme Doughnuts, Inc.*	500	3,690
Las Vegas Sands Corp.	234	9,919
Lennar Corp., Class A	200	6,486
Life Time Fitness, Inc.*	100	4,748
Lions Gate Entertainment Corp. (Canada)*	200	2,956
Lowe’s Cos., Inc.	300	8,544
Maidenform Brands, Inc.*	100	2,219
MDC Holdings, Inc.	100	3,468
Men’s Wearhouse, (The), Inc.	175	5,530
Mitsubishi Corp. (Japan)	366	6,726
Mitsui & Co. Ltd. (Japan)	440	6,142
Nike, Inc., Class B	100	9,736
Nissan Motor Co. Ltd. (Japan)	500	4,662
Nu Skin Enterprises, Inc., Class A	200	8,298
Penske Automotive Group, Inc.	234	6,234
Red Robin Gourmet Burgers, Inc.*	67	2,078
Ross Stores, Inc.	200	13,838
Ruby Tuesday, Inc.*	400	2,704
Saks, Inc.*	250	2,938
SIX Flags Entertainment Corp.	100	5,523
Southwest Airlines Co.	800	7,152
Systemax, Inc.*	300	3,495
Target Corp.	134	8,588
Tenneco, Inc.*	100	3,037
Toyota Motor Corp. (Japan)	420	16,601
VF Corp.	100	15,268
Wabash National Corp.*	500	3,345
Wal-Mart Stores, Inc.	684	49,659
Warnaco Group, (The), Inc.*	155	7,970
Watsco, Inc.	50	3,773
World Fuel Services Corp.	106	3,944

		366,852

Consumer, Non-cyclical - 6.5%
Abbott Laboratories	314	20,580
Acacia Research - Acacia Technologies*	67	1,765
Accuray, Inc.*	500	3,065
Aetna, Inc.	400	15,364
Align Technology, Inc.*	100	3,395
Anheuser-Busch InBev NV (Belgium)	122	10,269
Ariad Pharmaceuticals, Inc.*	200	4,112
AstraZeneca PLC (United Kingdom)	204	9,515
Avanir Pharmaceuticals, Inc., Class A*	1,000	3,320
Bayer AG (Germany)	132	10,261
Becton Dickinson and Co.	200	15,196
BioScrip, Inc.*	400	3,400
Bristol-Myers Squibb Co.	334	11,025
British American Tobacco PLC (United Kingdom)	319	16,728
Capella Education Co.*	100	3,107
Centene Corp.*	100	4,061
Cepheid, Inc.*	100	3,774
Chemocentryx, Inc.*	200	2,100
Coca-Cola (The) Co.	862	32,240
Convergys Corp.	100	1,551
CSL Ltd. (Australia)	77	3,536
DANONE S.A. (France)	87	5,434
Diageo PLC (United Kingdom)	397	10,877

Fresh Del Monte Produce, Inc.	100	2,470
Fresh Market, (The), Inc.*	100	5,772
FTI Consulting, Inc.*	100	2,601
Geo Group, (The), Inc.	167	4,394
GlaxoSmithKline PLC (United Kingdom)	884	20,008
Hain Celestial Group, (The), Inc.*	100	6,899
Hanger, Inc.*	100	2,861
Harris Teeter Supermarkets, Inc.	86	3,360
Imperial Tobacco Group PLC (United Kingdom)	194	7,568
Incyte Corp. Ltd.*	134	2,681
Integra Lifesciences Holdings Corp.*	100	3,934
JM Smucker (The) Co.	134	11,386
Johnson & Johnson	625	42,144
Kraft Foods, Inc., Class A	438	18,190
Live Nation Entertainment, Inc.*	300	2,556
Magellan Health Services, Inc.*	69	3,423
MasterCard, Inc., Class A	23	9,727
Medtronic, Inc.	200	8,132
Merck & Co., Inc.	650	27,983
Molina Healthcare, Inc.*	100	2,424
Nestle S.A. (Switzerland)	557	34,703
Novartis AG (Switzerland)	393	23,206
Novo Nordisk A/S, Class B (Denmark)	70	11,048
Onyx Pharmaceuticals, Inc.*	67	4,819
Pfizer, Inc.	1,642	39,178
Pharmacyclics, Inc.*	100	6,692
Pilgrim’s Pride Corp.*	600	3,192
Procter & Gamble (The) Co.	564	37,895
Quad/Graphics, Inc.	200	3,664
Questcor Pharmaceuticals, Inc.*	100	4,344
Reckitt Benckiser Group PLC (United Kingdom)	114	6,446
Rent-A-Center, Inc.	100	3,528
Roche Holding AG (Switzerland)	125	22,806
Rollins, Inc.	320	7,449
Sabmiller PLC (United Kingdom)	151	6,666
Salix Pharmaceuticals Ltd.*	100	4,396
Sanofi (France)	145	11,889
Santarus, Inc.*	400	2,472
Seaboard Corp.*	1	2,089
Seattle Genetics, Inc.*	134	3,556
Select Medical Holdings Corp.*	200	2,070
Sequenom, Inc.*	800	2,936
Spectrum Brands Holdings, Inc.*	100	3,683
Takeda Pharmaceutical Co. Ltd. (Japan)	107	5,015
Tesco PLC (United Kingdom)	1,329	7,105
Teva Pharmaceutical Industries Ltd. (Israel)	125	4,986
TNS, Inc.*	200	2,922
TreeHouse Foods, Inc.*	50	2,598
Unilever NV (Netherlands)	307	10,731
Unilever PLC (United Kingdom)	218	7,839
United Natural Foods, Inc.*	100	5,748
UnitedHealth Group, Inc.	226	12,272
Viropharma, Inc.*	67	1,782
Woolworths Ltd. (Australia)	188	5,755

		698,668

Diversified - 0.1%
LVMH Moet Hennessy Louis Vuitton S.A. (France)	48	7,853

Energy - 3.6%
BG Group PLC (United Kingdom)	571	11,681
BP PLC (United Kingdom)	3,015	21,136
Cameron International Corp.*	300	16,413
Cheniere Energy, Inc.*	300	4,428
Chevron Corp.	431	48,341
ConocoPhillips	284	16,128
Continental Resources, Inc.*	200	14,812
CVR Energy, Inc.*	100	2,982
Dril-Quip, Inc.*	50	3,502
Energy XXI Bermuda Ltd. (Bermuda)	100	3,289

ENI S.p.A (Italy)	414	9,195
Exxon Mobil Corp.	1,055	92,103
Helix Energy Solutions Group, Inc.*	100	1,762
Hess Corp.	400	20,212
Kodiak Oil & Gas Corp.*	300	2,682
McMoRan Exploration Co.*	134	1,692
Oasis Petroleum, Inc.*	100	2,933
Royal Dutch Shell PLC, Class A (United Kingdom)	608	21,284
Royal Dutch Shell PLC, Class B (United Kingdom)	438	15,803
Schlumberger Ltd. (Netherland Antilles)	289	20,918
Southwestern Energy Co.*	290	9,028
Statoil ASA (Norway)	179	4,598
Targa Resources Corp.	100	4,527
Tesco Corp.*	300	3,048
Total S.A. (France)	357	17,867
Vantage Drilling Co.*	2,702	4,107
Williams (The) Cos., Inc.	100	3,227
Woodside Petroleum Ltd. (Australia)	139	4,927

		382,625

Financial - 6.4%
AIA Group Ltd. (Hong Kong)	1,400	4,810
Alexander’s, Inc. REIT	9	4,047
Allianz SE (Germany)	75	8,250
Alterra Capital Holdings Ltd. (Bermuda)	134	3,078
American Campus Communities, Inc. REIT	210	9,790
American Express Co.	250	14,575
American International Group, Inc.*	401	13,766
American Tower Corp., Class A REIT*	100	7,040
AON PLC (United Kingdom)	300	15,588
Australia & New Zealand Banking Group Ltd. (Australia)	446	11,440
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	862	6,599
Banco Santander S.A. (Spain)*	2,835	20,262
Bank of America Corp.	2,595	20,734
Barclays PLC (United Kingdom)	2,969	8,642
Berkshire Hathaway, Inc., Class B*	539	45,458
BioMed Realty Trust, Inc. REIT	250	4,633
BNP Paribas (France)	190	8,276
Boston Properties, Inc. REIT	150	16,819
CBL & Associates Properties, Inc. REIT	200	4,274
Citigroup, Inc.	727	21,599
Citizens, Inc.*	300	2,931
Commonwealth Bank of Australia (Australia)	290	16,406
Credit Acceptance Corp.*	50	4,923
Deutsche Bank AG (Germany)(a)	192	6,843
Equity Lifestyle Properties, Inc. REIT	50	3,438
Equity One, Inc. REIT	154	3,265
Equity Residential REIT	50	3,020
Extra Space Storage, Inc. REIT	100	3,411
Franklin Resources, Inc.	51	5,987
Goldman Sachs Group, (The), Inc.	110	11,629
Hancock Holding Co.	100	2,964
Hatteras Financial Corp. REIT	167	4,841
Highwoods Properties, Inc. REIT	97	3,163
Home Properties, Inc. REIT	50	3,193
HSBC Holdings PLC (United Kingdom)	3,179	27,625
ING Groep NV (Netherlands)*	982	7,528
Invesco Mortgage Capital, Inc. REIT	167	3,422
JPMorgan Chase & Co.	822	30,530
Kilroy Realty Corp. REIT	133	6,279
LaSalle Hotel Properties REIT	100	2,725
Marsh & McLennan Cos., Inc.	100	3,417
Meadowbrook Insurance Group, Inc.	467	3,545
MFA Financial, Inc. REIT	488	3,997
Mid-America Apartment Communities, Inc. REIT	40	2,720
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,992	9,057
Mizuho Financial Group, Inc. (Japan)	3,827	6,158
Monmouth Real Estate Investment Corp., Class A REIT	300	3,351
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	30	4,451
National Australia Bank Ltd. (Australia)	386	10,057
National Retail Properties, Inc. REIT	140	4,348

Ocwen Financial Corp.*	200	5,146
OMEGA Healthcare Investors, Inc. REIT	146	3,507
Post Properties, Inc. REIT	167	8,525
Primerica, Inc.	167	4,870
ProAssurance Corp.	51	4,551
ProLogis, Inc. REIT	500	17,084
Prudential PLC (United Kingdom)	411	5,138
Public Storage REIT	50	7,278
Republic Bancorp, Inc., Class A	100	2,255
Signature Bank*	50	3,232
Simon Property Group, Inc. REIT	55	8,729
Standard Chartered PLC (United Kingdom)	415	9,172
Starwood Property Trust, Inc. REIT	100	2,355
Sumitomo Mitsui Financial Group, Inc. (Japan)	322	9,968
SVB Financial Group*	50	2,900
T. Rowe Price Group, Inc.	234	14,377
Tanger Factory Outlet Centers, Inc. REIT	174	5,838
Taylor Capital Group, Inc.*	200	3,368
Tompkins Financial Corp.	100	3,884
Two Harbors Investment Corp. REIT	300	3,477
U.S. Bancorp	400	13,364
UBS AG (Switzerland)	693	7,770
Washington Real Estate Investment Trust REIT	103	2,767
Wells Fargo & Co.	1,134	38,589
Westpac Banking Corp. (Australia)	516	13,209
Visa, Inc., Class A	148	18,981
Zurich Financial Services AG (Switzerland)	27	6,505

		681,743

Industrial - 3.2%
ABB Ltd. (Switzerland)	395	6,887
Actuant Corp., Class A	167	4,696
Acuity Brands, Inc.	50	3,208
Altra Holdings, Inc.	200	3,682
AO Smith Corp.	67	3,666
Apogee Enterprises, Inc.	200	3,160
Boeing (The) Co.	200	14,280
Builders FirstSource, Inc.*	600	2,670
Caterpillar, Inc.	109	9,301
Clean Harbors, Inc.*	100	5,439
Colfax Corp.*	200	6,578
Darling International, Inc.*	100	1,662
East Japan Railway Co. (Japan)	100	6,692
Eaton Corp.	347	15,518
EMCOR Group, Inc.	100	2,763
Emerson Electric Co.	252	12,782
EnerSys*	67	2,496
Fabrinet (Cayman Islands)*	300	3,594
Fanuc Corp. (Japan)	40	6,534
FedEx Corp.	50	4,382
General Dynamics Corp.	83	5,437
General Electric Co.	2,465	51,050
Genesee & Wyoming, Inc., Class A*	167	10,615
Golar LNG Ltd. (Bermuda)	67	2,621
Graphic Packaging Holding Co.*	600	3,354
Hexcel Corp.*	100	2,267
Hitachi Ltd. (Japan)	1,000	5,734
Ingersoll-Rand PLC (Ireland)	350	16,365
Komatsu Ltd. (Japan)	134	2,636
Koninklijke Philips Electronics NV (Netherlands)	251	5,784
Powell Industries, Inc.*	100	3,792
Robbins & Myers, Inc.	67	4,008
Rolls-Royce Holdings PLC (United Kingdom)	314	4,095
Sauer-Danfoss, Inc.	67	2,555
Schneider Electric S.A. (France)	98	6,202
Siemens AG (Germany)	138	13,119
Smith & Wesson Holding Corp.*	300	2,412
Stanley Black & Decker, Inc.	234	15,393
Tetra Tech, Inc.*	100	2,594
Tredegar Corp.	200	3,236
Triumph Group, Inc.	67	3,982

Union Pacific Corp.	100	12,144
United Parcel Service, Inc., Class B	206	15,204
United Technologies Corp.	200	15,970
Vinci S.A. (France)	47	2,049
Woodward, Inc.	100	3,493

		336,101

Technology - 3.9%
Accelrys, Inc.*	400	3,076
Activision Blizzard, Inc.	1,168	13,736
Apple, Inc.	168	111,761
Applied Materials, Inc.	1,500	17,534
ASML Holding NV (Netherlands)	62	3,520
Aspen Technology, Inc.*	100	2,438
Athenahealth, Inc.*	100	8,837
Canon, Inc. (Japan)	200	6,628
Cirrus Logic, Inc.*	100	4,167
Citrix Systems, Inc.*	200	15,538
Commvault Systems, Inc.*	100	5,042
Concur Technologies, Inc.*	180	13,032
Cray, Inc.*	300	3,423
Dell, Inc.*	400	4,236
EMC Corp.*	500	13,145
EPIQ Systems, Inc.	300	3,516
Fidelity National Information Services, Inc.	300	9,450
Hewlett-Packard Co.	567	9,571
International Business Machines Corp.	250	48,712
Jack Henry & Associates, Inc.	168	6,209
JDA Software Group, Inc.*	100	3,080
Mentor Graphics Corp.*	200	3,306
Microsemi Corp.*	34	677
Microsoft Corp.	1,970	60,716
MKS Instruments, Inc.	100	2,711
Netsuite, Inc.*	100	5,688
Parametric Technology Corp.*	230	4,888
Progress Software Corp.*	100	1,923
QLIK Technologies, Inc.*	234	4,949
SAP AG (Germany)	157	10,372
Solarwinds, Inc.*	100	5,488
SYNNEX Corp.*	100	3,453
Syntel, Inc.	100	5,830
Veeco Instruments, Inc.*	100	3,430

		420,082

Utilities - 0.7%
Centrica PLC (United Kingdom)	834	4,328
Cleco Corp.	100	4,093
Dominion Resources, Inc.	100	5,248
E.ON AG (Germany)	320	7,375
Edison International	400	17,516
GDF Suez (France)	238	5,872
National Grid PLC (United Kingdom)	456	4,951
New Jersey Resources Corp.	100	4,481
Piedmont Natural Gas Co., Inc.	118	3,685
SJW Corp.	100	2,338
WGL Holdings, Inc.	100	3,904
Wisconsin Energy Corp.	200	7,592

		71,383

TOTAL COMMON STOCKS (Cost $3,238,285)		3,455,509

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	31	5,486

TOTAL PREFERRED STOCKS (Cost $6,630)		5,486

	Principal Amount	Value
CORPORATE BONDS - 10.4%
Communications - 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	153,000	163,176
Google, Inc.
1.25%, 5/19/14	7,000	7,121
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,100
Time Warner Cable, Inc.
7.50%, 4/01/14	15,000	16,529

		196,926

Consumer, Non-cyclical - 2.5%
Clorox (The) Co.
5.00%, 1/15/15	50,000	54,505
PepsiCo, Inc.
0.75%, 3/05/15	70,000	70,402
Wyeth
5.50%, 2/01/14	37,000	39,662
Yale University, MTN
2.90%, 10/15/14	95,000	99,977

		264,546

Energy - 1.4%
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	145,000	152,279

Financial - 4.1%
American Tower Corp.
4.625%, 4/01/15	45,000	47,981
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	35,000	37,248
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	13,000	14,047
Citigroup, Inc.
6.375%, 8/12/14	17,000	18,450
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	255,000	258,210
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	24,000	25,979
Wachovia Corp.
5.25%, 8/01/14	29,000	31,212

		433,127

Technology - 0.3%
Microsoft Corp.
0.875%, 9/27/13	30,000	30,225

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	27,000	28,560

TOTAL CORPORATE BONDS (Cost $1,100,062)		1,105,663

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 56.6%
United States Treasury Bonds/Notes - 56.6%
0.375%, 9/30/12	360,000	360,113
0.50%, 11/30/12	355,000	355,361
1.375%, 2/15/13	355,000	356,997
2.50%, 3/31/13	713,700	723,291
1.75%, 4/15/13	355,000	358,481
3.50%, 5/31/13	345,000	353,490
1.00%, 7/15/13	79,400	79,974
1.25%, 2/15/14	333,700	338,732
0.25%, 3/31/14	145,000	145,085
4.75%, 5/15/14	602,900	649,082
2.625%, 7/31/14	372,000	388,973
4.25%, 8/15/14	65,000	70,065
2.375%, 8/31/14	102,000	106,343
2.375%, 9/30/14	340,000	355,167
0.50%, 10/15/14	355,000	356,997
0.375%, 11/15/14	136,000	136,414

4.25%, 11/15/14	147,000	159,885
0.25%, 12/15/14	360,000	360,113
4.00%, 2/15/15	325,000	354,631
2.50%, 3/31/15	29,000	30,672

		6,039,866

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $6,025,333)		6,039,866

TOTAL INVESTMENTS - 99.5% (Cost $10,370,310)(b)		$10,606,524
Other assets less liabilities - 0.5%		48,342

NET ASSETS - 100.0%		$10,654,866

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-Income producing securities.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2012	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 8/31/2012	Dividend Income
Deutsche Bank AG (Common Stock)	$4,028	$2,401	$—	$414	$—	$6,843	$84

(b)	At August 31, 2012, the aggregate cost of investments for Federal income tax purposes was $10,374,968. The net unrealized appreciation was $231,556 which consisted of aggregate gross unrealized appreciation of $471,120 and aggregate gross unrealized depreciation of $239,564.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2012 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended August 31, 2012, there were no transfers between investment levels.

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 8/31/2012
db-X 2010 Exchange-Traded Fund
Investments in Securities
Common Stocks	$1,665,571	$—	$—	$1,665,571
Preferred Stocks	2,655	—	—	2,655
Corporate Bonds	—	1,220,080	—	1,220,080
United States Government & Agencies Obligations	—	6,651,005	—	6,651,005

Total Investments	$1,668,226	$7,871,085	$—	$9,539,311

db-X 2020 Exchange-Traded Fund
Investments in Securities
Common Stocks	$17,967,987	$—	$—	$17,967,987
Preferred Stocks	20,352	—	—	20,352
Corporate Bonds	—	4,046,178	—	4,046,178
United States Government & Agencies Obligations	—	11,334,308	—	11,334,308

Total Investments	$17,988,339	$15,380,486	$—	$33,368,825

db-X 2030 Exchange-Traded Fund
Investments in Securities
Common Stocks	$24,958,171	$—	$—	$24,958,171
Preferred Stocks	26,723	—	—	26,723
Corporate Bonds	—	6,479,447	—	6,479,447
United States Government & Agencies Obligations	—	519,272	—	519,272

Total Investments	$24,984,894	$6,998,719	$—	$31,983,613

db-X 2040 Exchange-Traded Fund
Investments in Securities
Common Stocks	$28,786,050	$—	$—	$28,786,050
Preferred Stocks	30,970	—	—	30,970
Corporate Bonds	—	986,748	—	986,748
United States Government & Agencies Obligations	—	973,052	—	973,052

Total Investments	$28,817,020	$1,959,800	$—	$30,776,820

db-X In-Target Exchange-Traded Fund
Investments in Securities
Common Stocks	$3,455,509	$—	$—	$3,455,509
Preferred Stocks	5,486	—	—	5,486
Corporate Bonds	—	1,105,663	—	1,105,663
United States Government & Agencies Obligations	—	6,039,866	—	6,039,866

Total Investments	$3,460,995	$7,145,529	$—	$10,606,524

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

BY:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 22, 2012

BY:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	October 22, 2012